SCHWABFUNDS-REGISTERED TRADEMARK-

     SCHWAB
     MONEY FUNDS

     / / SCHWAB MONEY MARKET FUND

     / / SCHWAB GOVERNMENT MONEY FUND

     / / SCHWAB U.S. TREASURY MONEY FUND


               ANNUAL REPORT
                    AND
        AN IMPORTANT NOTICE REGARDING
            DELIVERY OF SHAREHOLDER
                  DOCUMENTS

     Annual Report
     December 31, 1999

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission has adopted a rule permitting mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

As permitted by the rule, Schwab may begin indefinitely householding prospectuses and shareholder reports for SchwabFunds.-Registered Trademark-

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

ALL SCHWABFUNDS PROSPECTUSES AND SHAREHOLDER REPORTS ARE AVAILABLE FREE OF CHARGE, AND MAY BE REQUESTED AT ANY TIME BY CALLING SCHWAB AS INDICATED BELOW. SCHWABFUNDS PROSPECTUSES ARE ALSO AVAILABLE ON OUR WEB SITE AT WWW.SCHWAB.COM.

If you would otherwise fall under our householding policy, but for any reason prefer to receive multiple SchwabFunds prospectuses and shareholder reports, please contact:

- SCHWAB SIGNATURE SERVICES-TM- CLIENTS: Schwab Signature Services.

- INVESTMENT MANAGER CLIENTS: Schwab at 1-800-515-2157, or your investment manager.

- ALL OTHER CLIENTS: Schwab at 1-800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab.

               SCHWABFUNDS-REGISTERED TRADEMARK-

     SCHWAB
     MONEY FUNDS

     / / SCHWAB MONEY MARKET FUND

     / / SCHWAB GOVERNMENT MONEY FUND

     / / SCHWAB U.S. TREASURY MONEY FUND



     Annual Report
     December 31, 1999

SCHWAB MONEY FUNDS

We're pleased to bring you this annual report for the following funds (the funds) for the one-year period ended December 31, 1999:

  - Schwab Money Market Fund

  - Schwab Government Money Fund

  - Schwab U.S. Treasury Money Fund

During the reporting period, the funds continued to provide competitive money market returns, combined with stability of capital and liquidity.

The funds presented in this report are Sweep Investments-TM- that are designed for your cash balances requiring frequent access. The funds can be conveniently linked to your Schwab account to serve as a primary sweep money fund. For your larger cash balances that do not require frequent access, you may wish to consider the Schwab Value Advantage Investments.-Registered Trademark- You'll find more information on Schwab's money funds on page 3 of this report.

Please remember that an investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

CONTENTS

---------------------------------------------
A Message from the Chairman                 1
---------------------------------------------
What Money Fund Investors Should Know       2
---------------------------------------------
Market Overview                             5
---------------------------------------------
Portfolio Management                        8
---------------------------------------------
Schwab Money Market Fund                    9
---------------------------------------------
Schwab Government Money Fund               10
---------------------------------------------
Schwab U.S. Treasury Money Fund            11
---------------------------------------------
Fund Discussion                            12
---------------------------------------------
Glossary of Terms                          13
---------------------------------------------
Portfolio Highlights                       14
---------------------------------------------
Financial Statements and Notes             16
---------------------------------------------

A MESSAGE FROM THE CHAIRMAN

[PHOTO]

Dear Shareholder,

As we begin a new year, I'd like to take this opportunity to reflect on last year's milestones at Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the SchwabFunds-Registered Trademark- Family.

First of all, SchwabFunds assets topped the $100 billion mark in September. With the support of investors like you, SchwabFunds continue to be among the largest and fastest growing fund families in the nation.

Secondly, we added two new products to our SchwabFunds offering in 1999:

- SCHWAB TOTAL STOCK MARKET INDEX FUND-TM- seeks to track the total return of the entire U.S. stock market, as measured by the Wilshire 5000 Total Market Index, the broadest measure of U.S. stock market performance. In one single, low-cost investment, fund investors can benefit from exposure to U.S. companies of all types and sizes.

- SCHWAB YIELDPLUS FUND-TM- The fund seeks high current income with minimal changes in share price. It is designed to provide the potential for higher yields than a money fund and lower risk than a longer-term bond fund through a management strategy designed to minimize price fluctuation. Intended for your long-term (over one-year) cash needs, the fund seeks to increase the overall yield potential of the cash portion of your portfolio.

For more information on either of these funds, please call 1-800-435-4000 and request a free prospectus. The prospectus contains more information on fund fees and expenses. Please read it carefully before investing.

I encourage you to take a moment to read this annual report as it is designed to provide timely information about your SchwabFunds investments. You will find information on each fund's total returns and performance, as well as commentary on market conditions provided by the portfolio management team. In the section "What Money Fund Investors Should Know," we've also provided guidelines that can help you reach your goals by establishing--or maintaining--an ongoing investment program.

As a leader in online brokerage, we recognize the value of the web as a means of communicating timely, relevant information to investors. Regular updates on all of the SchwabFunds, including performance data, are available on our Web site at www.schwab.com/schwabfunds. We encourage you to take advantage of this valuable resource which can help you keep track of your funds' performance.

At Schwab our philosophy has always been that a combination of regular investing and diversification is the best strategy over the long term. By investing in SchwabFunds, you've already taken an important step in building a portfolio that can help you meet your future goals. Thank you for your investment in SchwabFunds.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
December 31, 1999

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long-term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds, money market securities or funds, and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Some investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago, practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Today, investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.(1)

You can help assure that you've chosen the right money market fund by considering the role it will play in your investment portfolio. Here are some factors to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key determining factors in a money market fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero, because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also consider 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield, in some cases by a full percentage point. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields, but don't stop there. Many institutions advertise their money market funds on the basis of yield.(2) Although getting a competitive yield is important, other features, such as convenient access to your investment, also are important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a one-year period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your brokerage account, consider an account that has a "sweep" feature. Accounts with this feature automatically "sweep" uninvested cash into the fund you select as your primary money fund. The upshot: It keeps cash working. In addition, shares of your fund will be redeemed automatically to cover investment purchases and other debits in your account. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn higher yields for larger cash balances. If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for larger cash balances. These funds typically have higher minimum balance requirements and transaction policies designed to minimize fund operating expenses, and may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill.(3) And, if you live in a state with a high personal state income tax, you may be best served by choosing a state-specific tax-free fund that provides income free from federal, state and, in some cases, local income taxes.(3)

(1) An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

(2) Yields may vary.

(3) This may not be true for investors subject to the federal alternative minimum tax (AMT); consult your tax advisor.

SCHWAB MONEY FUNDS

Schwab offers two types of money funds--Sweep Investments-TM- and Value Advantage Investments.-Registered Trademark- Both include funds that offer taxable and tax-free income. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment portfolio.

SWEEP INVESTMENTS are designed for your cash balances requiring frequent access. These funds can be linked to your Schwab account to serve as a primary sweep money fund. That means uninvested cash in your Schwab brokerage account is automatically swept in and out of the fund, based on transactions in your account and the terms and conditions of your account agreement.

VALUE ADVANTAGE INVESTMENTS are designed for your larger cash balances that don't require frequent access. Value Advantage Investments have higher minimum initial and ongoing balance requirements than Sweep Investments. These requirements, along with policies designed to discourage frequent transactions, can help minimize fund expenses--which in turn can mean higher returns for investors. Please remember that Value Advantage Investments cannot be linked to your Schwab account to serve as your primary sweep fund.

Schwab currently offers a variety of money funds. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income tax bracket.

SCHWAB TAXABLE MONEY FUNDS

SCHWAB MONEY MARKET FUND A high-quality money fund for investors interested in the potential for high money market yields.

SCHWAB GOVERNMENT MONEY FUND Designed for investors who want current money market yields along with the added margin of safety provided by a portfolio of U.S. government securities and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND Of all the money funds offered by Schwab, this one seeks to provide the highest degree of safety. The fund invests exclusively in U.S. Treasury securities and other investments that are backed by the full faith and credit of the U.S. government. What's more, income from the fund is generally free from state and local income tax.

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK- A high-quality money fund designed for investors interested in the potential for higher money market yields.

SCHWAB MUNICIPAL MONEY FUNDS

SCHWAB MUNICIPAL MONEY FUND A high-quality municipal money fund that seeks to provide income that is free from federal income tax.*

SCHWAB STATE-SPECIFIC MUNICIPAL MONEY FUNDS Each of these funds is designed for taxpayers of a particular state and seeks to provide income that is exempt from federal, state and, in some cases, local income taxes.(*) The Schwab Florida Municipal Money Fund also seeks to have its shares exempt from the Florida Intangible Tax.

  - Schwab California Municipal Money Fund

  - Schwab Florida Municipal Money Fund

  - Schwab New Jersey Municipal Money Fund

  - Schwab New York Municipal Money Fund

  - Schwab Pennsylvania Municipal Money Fund

* Income from all of the Schwab Municipal Money Funds may be subject to the Federal Alternative Minimum Tax (AMT).

The table below presents the various money fund choices available at Schwab.

                                                                                    VALUE ADVANTAGE
               TAXABLE MONEY FUNDS                  SWEEP INVESTMENTS-TM-  INVESTMENTS-REGISTERED TRADEMARK-
------------------------------------------------------------------------------------------------------------
Schwab Money Market Fund                                  -
------------------------------------------------------------------------------------------------------------
Schwab Government Money Fund                              -
------------------------------------------------------------------------------------------------------------
Schwab U.S. Treasury Money Fund                           -
------------------------------------------------------------------------------------------------------------
Schwab Value Advantage Money Fund--Investor Shares                                  -
------------------------------------------------------------------------------------------------------------

              MUNICIPAL MONEY FUNDS
---------------------------------------------------------------------------
Schwab Municipal Money Fund                           -          -
---------------------------------------------------------------------------
Schwab California Municipal Money Fund                -          -
---------------------------------------------------------------------------
Schwab Florida Municipal Money Fund                   -
---------------------------------------------------------------------------
Schwab New Jersey Municipal Money Fund                -
---------------------------------------------------------------------------
Schwab New York Municipal Money Fund                  -          -
---------------------------------------------------------------------------
Schwab Pennsylvania Municipal Money Fund              -
---------------------------------------------------------------------------

If you would like more information on any of these funds, please call us toll free at 800-435-4000 and request a free prospectus that contains more information, including fees and expenses. Please read the prospectus before investing.

WE MAKE IT EASY TO INVEST

We make it easy and convenient to invest in SchwabFunds.-Registered Trademark-With Schwab MoneyLink,-Registered Trademark- Schwab's electronic transfer service, you can have money automatically transferred into your Schwab account on a regular basis. You also can invest in person at any of our more than 340 nationwide branches, through our Web site at www.schwab.com and through our automated touch-tone telephone service, TeleBroker,-Registered Trademark- by calling 800-272-4922.

 KEEPING YOU INFORMED

 One of our top priorities at Charles Schwab is to keep you informed about your investments and potential opportunities in the marketplace. A wealth of current information about our investment philosophy and funds, as well as the market and economic environment, can be found at our Web site:
 www.schwab.com/schwabfunds

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by real (inflation adjusted) growth in gross domestic product (GDP), continued its lengthy expansion with a strong growth rate of 4.0%--the third consecutive year at 4% or higher. This rate is considered by many economists to be in excess of what the economy can absorb without experiencing inflationary pressures. High levels of consumer spending and business capital investment, as well as rising real wages and strong gains in stock prices, have been the principal factors continuing this lengthy expansion.

The Commerce Department, after revising the GDP benchmark data for the past four decades, has reported stronger growth, higher personal savings and lower inflation than were previously calculated for the 1990s.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 REAL GROSS DOMESTIC PRODUCT
                        QUARTERLY PERCENTAGE CHANGE (ANNUALIZED RATE)
Q1 1990                                                          5.0%
Q2 1990                                                          1.0%
Q3 1990                                                         -0.6%
Q4 1990                                                         -3.0%
Q1 1991                                                         -1.7%
Q2 1991                                                          2.6%
Q3 1991                                                          1.3%
Q4 1991                                                          2.5%
Q1 1992                                                          4.3%
Q2 1992                                                          4.0%
Q3 1992                                                          3.1%
Q4 1992                                                          5.2%
Q1 1993                                                         -0.7%
Q2 1993                                                          2.1%
Q3 1993                                                          1.5%
Q4 1993                                                          6.0%
Q1 1994                                                          3.6%
Q2 1994                                                          5.7%
Q3 1994                                                          2.2%
Q4 1994                                                          5.1%
Q1 1995                                                          1.5%
Q2 1995                                                          0.8%
Q3 1995                                                          3.2%
Q4 1995                                                          3.3%
Q1 1996                                                          2.9%
Q2 1996                                                          6.9%
Q3 1996                                                          2.2%
Q4 1996                                                          4.9%
Q1 1997                                                          4.9%
Q2 1997                                                          5.1%
Q3 1997                                                          4.0%
Q4 1997                                                          3.1%
Q1 1998                                                          6.7%
Q2 1998                                                          2.1%
Q3 1998                                                          3.8%
Q4 1998                                                          5.9%
Q1 1999                                                          3.7%
Q2 1999                                                          1.9%
Q3 1999                                                          5.7%
Q4 1999                                                          5.8%
Source: BLOOMBERG L.P.

Concerns in 1998 over the impact of international economic problems were displaced in 1999 by concerns over imbalances in the domestic economy, namely the surging current account (trade) deficit, record high stock valuations and the low savings rate.

Looking ahead, the availability of increasingly scarce labor resources and the behavior of domestic consumers in response to continued stock market volatility may be key determinants of whether the economy continues on its current course or softens throughout 2000. The consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate pace than the last four years.

UNEMPLOYMENT

December's unemployment rate of 4.1% was the lowest in 29 years. Labor markets continue to be extremely tight in many areas of the country. Growth in the labor force has slowed, and there continues to be concern that wage and benefits increases may begin to put more pressure on labor costs (refer to Employment Cost Index on the next page).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        U.S. UNEMPLOYMENT RATE
Jan-90                                    5.4%
Feb-90                                    5.3%
Mar-90                                    5.2%
Apr-90                                    5.4%
May-90                                    5.4%
Jun-90                                    5.2%
Jul-90                                    5.5%
Aug-90                                    5.7%
Sep-90                                    5.9%
Oct-90                                    5.9%
Nov-90                                    6.2%
Dec-90                                    6.3%
Jan-91                                    6.4%
Feb-91                                    6.6%
Mar-91                                    6.8%
Apr-91                                    6.7%
May-91                                    6.9%
Jun-91                                    6.9%
Jul-91                                    6.8%
Aug-91                                    6.9%
Sep-91                                    6.9%
Oct-91                                    7.0%
Nov-91                                    7.0%
Dec-91                                    7.3%
Jan-92                                    7.3%
Feb-92                                    7.4%
Mar-92                                    7.4%
Apr-92                                    7.4%
May-92                                    7.6%
Jun-92                                    7.8%
Jul-92                                    7.7%
Aug-92                                    7.6%
Sep-92                                    7.6%
Oct-92                                    7.3%
Nov-92                                    7.4%
Dec-92                                    7.4%
Jan-93                                    7.3%
Feb-93                                    7.1%
Mar-93                                    7.0%
Apr-93                                    7.1%
May-93                                    7.1%
Jun-93                                    7.0%
Jul-93                                    6.9%
Aug-93                                    6.8%
Sep-93                                    6.7%
Oct-93                                    6.8%
Nov-93                                    6.6%
Dec-93                                    6.5%
Jan-94                                    6.8%
Feb-94                                    6.6%
Mar-94                                    6.5%
Apr-94                                    6.4%
May-94                                    6.1%
Jun-94                                    6.1%
Jul-94                                    6.3%
Aug-94                                    6.0%
Sep-94                                    5.8%
Oct-94                                    5.8%
Nov-94                                    5.6%
Dec-94                                    5.5%
Jan-95                                    5.6%
Feb-95                                    5.4%
Mar-95                                    5.3%
Apr-95                                    5.8%
May-95                                    5.8%
Jun-95                                    5.6%
Jul-95                                    5.6%
Aug-95                                    5.7%
Sep-95                                    5.6%
Oct-95                                    5.5%
Nov-95                                    5.7%
Dec-95                                    5.6%
Jan-96                                    5.6%
Feb-96                                    5.5%
Mar-96                                    5.6%
Apr-96                                    5.5%
May-96                                    5.6%
Jun-96                                    5.3%
Jul-96                                    5.5%
Aug-96                                    5.1%
Sep-96                                    5.2%
Oct-96                                    5.2%
Nov-96                                    5.3%
Dec-96                                    5.4%
Jan-97                                    5.3%
Feb-97                                    5.3%
Mar-97                                    5.1%
Apr-97                                    5.0%
May-97                                    4.7%
Jun-97                                    5.0%
Jul-97                                    4.7%
Aug-97                                    4.9%
Sep-97                                    4.7%
Oct-97                                    4.7%
Nov-97                                    4.6%
Dec-97                                    4.7%
Jan-98                                    4.5%
Feb-98                                    4.6%
Mar-98                                    4.6%
Apr-98                                    4.3%
May-98                                    4.3%
Jun-98                                    4.5%
Jul-98                                    4.5%
Aug-98                                    4.5%
Sep-98                                    4.5%
Oct-98                                    4.5%
Nov-98                                    4.4%
Dec-98                                    4.3%
Jan-99                                    4.3%
Feb-99                                    4.4%
Mar-99                                    4.2%
Apr-99                                    4.3%
May-99                                    4.2%
Jun-99                                    4.3%
Jul-99                                    4.3%
Aug-99                                    4.2%
Sep-99                                    4.2%
Oct-99                                    4.1%
Nov-99                                    4.1%
Dec-99                                    4.1%
SOURCE: BLOOMBERG L.P.

INFLATION

Price inflation continued to remain well contained. The Consumer Price Index
(CPI) rose a modest 2.7% during 1999. Its core rate (which excludes the more volatile food and energy components) rose just 1.9%. The GDP price deflator, the broadest measure of inflation, indicated prices rising at an annual rate of 1.5% for 1999. The Employment Cost Index, which measures inflation in wages, salaries and benefits, was also well contained, increasing just 3.4% for the year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION                                  MONTHLY EMPLOYMENT  MONTHLY CONSUMER
                                                           COST INDEX        PRICE INDEX
Jan-90                                                               5.5%              5.2%
Feb-90                                                               5.5%              5.3%
Mar-90                                                               5.5%              5.2%
Apr-90                                                               5.4%              4.7%
May-90                                                               5.4%              4.4%
Jun-90                                                               5.4%              4.7%
Jul-90                                                               5.2%              4.8%
Aug-90                                                               5.2%              5.6%
Sep-90                                                               5.2%              6.2%
Oct-90                                                               4.9%              6.3%
Nov-90                                                               4.9%              6.3%
Dec-90                                                               4.9%              6.1%
Jan-91                                                               4.6%              5.7%
Feb-91                                                               4.6%              5.3%
Mar-91                                                               4.6%              4.9%
Apr-91                                                               4.6%              4.9%
May-91                                                               4.6%              5.0%
Jun-91                                                               4.6%              4.7%
Jul-91                                                               4.3%              4.4%
Aug-91                                                               4.3%              3.8%
Sep-91                                                               4.3%              3.4%
Oct-91                                                               4.3%              2.9%
Nov-91                                                               4.3%              3.0%
Dec-91                                                               4.3%              3.1%
Jan-92                                                               4.0%              2.6%
Feb-92                                                               4.0%              2.8%
Mar-92                                                               4.0%              3.2%
Apr-92                                                               3.6%              3.2%
May-92                                                               3.6%              3.0%
Jun-92                                                               3.6%              3.1%
Jul-92                                                               3.5%              3.2%
Aug-92                                                               3.5%              3.1%
Sep-92                                                               3.5%              3.0%
Oct-92                                                               3.5%              3.2%
Nov-92                                                               3.5%              3.0%
Dec-92                                                               3.5%              2.9%
Jan-93                                                               3.5%              3.3%
Feb-93                                                               3.5%              3.2%
Mar-93                                                               3.5%              3.1%
Apr-93                                                               3.6%              3.2%
May-93                                                               3.6%              3.2%
Jun-93                                                               3.6%              3.0%
Jul-93                                                               3.6%              2.8%
Aug-93                                                               3.6%              2.8%
Sep-93                                                               3.6%              2.7%
Oct-93                                                               3.5%              2.8%
Nov-93                                                               3.5%              2.7%
Dec-93                                                               3.5%              2.7%
Jan-94                                                               3.2%              2.5%
Feb-94                                                               3.2%              2.5%
Mar-94                                                               3.2%              2.5%
Apr-94                                                               3.2%              2.4%
May-94                                                               3.2%              2.3%
Jun-94                                                               3.2%              2.5%
Jul-94                                                               3.2%              2.8%
Aug-94                                                               3.2%              2.9%
Sep-94                                                               3.2%              3.0%
Oct-94                                                               3.0%              2.6%
Nov-94                                                               3.0%              2.7%
Dec-94                                                               3.0%              2.7%
Jan-95                                                               2.9%              2.8%
Feb-95                                                               2.9%              2.9%
Mar-95                                                               2.9%              2.9%
Apr-95                                                               2.9%              3.1%
May-95                                                               2.9%              3.2%
Jun-95                                                               2.9%              3.0%
Jul-95                                                               2.7%              2.8%
Aug-95                                                               2.7%              2.6%
Sep-95                                                               2.7%              2.5%
Oct-95                                                               2.7%              2.8%
Nov-95                                                               2.7%              2.6%
Dec-95                                                               2.7%              2.5%
Jan-96                                                               2.8%              2.7%
Feb-96                                                               2.8%              2.7%
Mar-96                                                               2.8%              2.8%
Apr-96                                                               2.9%              2.9%
May-96                                                               2.9%              2.9%
Jun-96                                                               2.9%              2.8%
Jul-96                                                               2.8%              3.0%
Aug-96                                                               2.8%              2.9%
Sep-96                                                               2.8%              3.0%
Oct-96                                                               2.9%              3.0%
Nov-96                                                               2.9%              3.3%
Dec-96                                                               2.9%              3.3%
Jan-97                                                               2.9%              3.0%
Feb-97                                                               2.9%              3.0%
Mar-97                                                               2.9%              2.8%
Apr-97                                                               2.8%              2.5%
May-97                                                               2.8%              2.2%
Jun-97                                                               2.8%              2.3%
Jul-97                                                               3.0%              2.2%
Aug-97                                                               3.0%              2.2%
Sep-97                                                               3.0%              2.2%
Oct-97                                                               3.3%              2.1%
Nov-97                                                               3.3%              1.8%
Dec-97                                                               3.3%              1.7%
Jan-98                                                               3.3%              1.6%
Feb-98                                                               3.3%              1.4%
Mar-98                                                               3.3%              1.4%
Apr-98                                                               3.5%              1.4%
May-98                                                               3.5%              1.7%
Jun-98                                                               3.5%              1.7%
Jul-98                                                               3.7%              1.7%
Aug-98                                                               3.7%              1.6%
Sep-98                                                               3.7%              1.5%
Oct-98                                                               3.4%              1.5%
Nov-98                                                               3.4%              1.5%
Dec-98                                                               3.4%              1.6%
Jan-99                                                               3.0%              1.7%
Feb-99                                                               3.0%              1.6%
Mar-99                                                               3.0%              1.7%
Apr-99                                                               3.2%              2.3%
May-99                                                               3.2%              2.1%
Jun-99                                                               3.2%              2.0%
Jul-99                                                               3.1%              2.1%
Aug-99                                                               3.1%              2.3%
Sep-99                                                               3.1%              2.6%
Oct-99                                                               3.4%              2.6%
Nov-99                                                               3.4%              2.6%
Dec-99                                                               3.4%              2.7%
SOURCE: BLOOMBERG L.P. AND BUREAU OF LABOR STATISTICS

Although there is little evidence of accelerating core inflation, the Federal Reserve (Fed) has expressed concern that if labor markets continue to tighten, increases in wages could outpace productivity growth. In such an environment, productivity growth becomes particularly critical, as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 2.8% in 1998 and at 2.9% during 1999, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN PERFORMANCE                MSCE-EAFE INDEX     S&P 500 INDEX       RUSSELL 2000 INDEX  LEHMAN AGGREGATE BOND INDEX
GROWTH OF A HYPOTHETICAL $1 INVESTMENT
Dec-98                                          $1.0000         $1.0000           $1.0000               $1.0000
Jan-99                                          $0.9970         $1.0418           $1.0133               $1.0071
Feb-99                                          $0.9733         $1.0094           $0.9312               $0.9895
Mar-99                                          $1.0139         $1.0498           $0.9457               $0.9949
Apr-99                                          $1.0549         $1.0904           $1.0305               $0.9981
May-99                                          $1.0006         $1.0647           $1.0455               $0.9893
Jun-99                                          $1.0396         $1.1238           $1.0928               $0.9862
Jul-99                                          $1.0705         $1.0887           $1.0628               $0.9820
Aug-99                                          $1.0710         $1.0833           $1.0235               $0.9815
Sep-99                                          $1.0818         $1.0536           $1.0237               $0.9929
Oct-99                                          $1.1224         $1.1203           $1.0279               $0.9966
Nov-99                                          $1.1614         $1.1430           $1.0893               $0.9965
Dec-99                                          $1.2656         $1.2104           $1.2126               $0.9917

COMPILED BY CHARLES SCHWAB & CO., INC.

For the first time since 1994, international stocks outperformed domestic large-cap stocks. Assisted by the rebound in Asian markets, international stocks, as represented by the MSCI EAFE Index, achieved a total return of 26.96% for 1999 versus 21.04% for the S&P 500 Index. Within the S&P 500, growth stocks in general, and technology growth stocks in particular, continued to be the strongest performing style for the period. Small-cap stocks, as represented by the Russell 2000 Index, also experienced a positive return of 21.26% for the year.

Reflecting the rise in intermediate and long-term interest rates, fixed income returns were generally weak for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were (0.82)% for the year.

TREASURY BOND YIELDS

Continuing a trend which began in October 1998, both long-term and intermediate-term rates continued to climb upward during the reporting period. The primary drivers of this upward trend were scaled back concerns about the impact of international economic problems and continued strong growth of the domestic economy, which shows no immediate signs of slowing.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS

                 30-YEAR TREASURY BOND YIELD  FIVE-YEAR TREASURY NOTE YIELD
1/1/99                         5.10%                          4.54%
1/8/99                         5.27%                          4.73%
1/15/99                        5.11%                          4.55%
1/22/99                        5.08%                          4.52%
1/29/99                        5.09%                          4.55%
2/5/99                         5.35%                          4.86%
2/12/99                        5.42%                          4.96%
2/19/99                        5.39%                          4.99%
2/26/99                        5.58%                          5.22%
3/5/99                         5.60%                          5.22%
3/12/99                        5.53%                          5.06%
3/19/99                        5.56%                          5.08%
3/26/99                        5.59%                          5.08%
4/2/99                         5.46%                          4.96%
4/9/99                         5.46%                          4.96%
4/16/99                        5.57%                          5.11%
4/23/99                        5.60%                          5.14%
4/30/99                        5.66%                          5.21%
5/7/99                         5.81%                          5.37%
5/14/99                        5.92%                          5.50%
5/21/99                        5.75%                          5.43%
5/28/99                        5.83%                          5.58%
6/4/99                         5.96%                          5.73%
6/11/99                        6.16%                          5.91%
6/18/99                        5.97%                          5.73%
6/25/99                        6.15%                          5.89%
7/2/99                         6.00%                          5.69%
7/9/99                         6.00%                          5.69%
7/16/99                        5.88%                          5.55%
7/23/99                        6.03%                          5.69%
7/30/99                        6.10%                          5.79%
8/6/99                         6.18%                          5.91%
8/13/99                        6.10%                          5.86%
8/20/99                        5.99%                          5.77%
8/27/99                        5.98%                          5.77%
9/3/99                         6.02%                          5.77%
9/10/99                        6.04%                          5.78%
9/17/99                        6.06%                          5.75%
9/24/99                        5.97%                          5.66%
10/1/99                        6.13%                          5.86%
10/8/99                        6.20%                          5.95%
10/15/99                       6.26%                          5.97%
10/22/99                       6.35%                          6.10%
10/29/99                       6.16%                          5.95%
11/5/99                        6.06%                          5.86%
11/12/99                       6.04%                          5.86%
11/19/99                       6.16%                          5.99%
11/26/99                       6.23%                          6.05%
12/3/99                        6.25%                          6.07%
12/10/99                       6.17%                          5.98%
12/17/99                       6.37%                          6.19%
12/24/99                       6.49%                          6.31%
12/31/99                       6.48%                          6.34%
SOURCE: BLOOMBERG L.P.

SHORT-TERM INTEREST RATE ENVIRONMENT

Short-term interest rates increased approximately 1% during 1999. Until the April CPI report, the economy demonstrated continued signs of growth with no significant evidence of accelerating inflation or indications that the Fed would move to change short-term rates. Following the unexpectedly high April CPI report, the Fed adopted a "tightening" bias in May, followed by a 0.25% increase in the Federal Funds Rate at the June meeting.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            1999 YIELDS ON 90-DAY COMMERCIAL PAPER
               AND THREE-MONTH TREASURY BILLS

                 THREE-MONTH TREASURY BILL  90-DAY COMMERCIAL PAPER
1/1/1999                             4.46%                    4.78%
1/8/1999                             4.48%                    4.75%
1/15/1999                            4.43%                    4.76%
1/22/1999                            4.34%                    4.76%
1/29/1999                            4.45%                    4.75%
2/5/1999                             4.49%                    4.76%
2/12/1999                            4.52%                    4.78%
2/19/1999                            4.56%                    4.80%
2/26/1999                            4.67%                    4.81%
3/5/1999                             4.60%                    4.83%
3/12/1999                            4.59%                    4.81%
3/19/1999                            4.49%                    4.81%
3/26/1999                            4.49%                    4.81%
4/2/1999                             4.39%                    4.82%
4/9/1999                             4.35%                    4.80%
4/16/1999                            4.31%                    4.79%
4/23/1999                            4.41%                    4.78%
4/30/1999                            4.54%                    4.77%
5/7/1999                             4.60%                    4.79%
5/14/1999                            4.65%                    4.79%
5/21/1999                            4.58%                    4.83%
5/28/1999                            4.64%                    4.84%
6/4/1999                             4.54%                    4.87%
6/11/1999                            4.73%                    4.90%
6/18/1999                            4.65%                    5.00%
6/25/1999                            4.79%                    5.03%
7/2/1999                             4.67%                    5.13%
7/9/1999                             4.68%                    5.11%
7/16/1999                            4.66%                    5.10%
7/23/1999                            4.66%                    5.11%
7/30/1999                            4.75%                    5.12%
8/6/1999                             4.80%                    5.18%
8/13/1999                            4.71%                    5.24%
8/20/1999                            4.83%                    5.27%
8/27/1999                            4.99%                    5.30%
9/3/1999                             4.91%                    5.31%
9/10/1999                            4.73%                    5.31%
9/17/1999                            4.65%                    5.33%
9/24/1999                            4.78%                    5.33%
10/1/1999                            4.86%                    5.30%
10/8/1999                            4.79%                    5.90%
10/15/1999                           5.05%                    5.87%
10/22/1999                           5.05%                    5.96%
10/29/1999                           5.09%                    5.90%
11/5/1999                            5.12%                    5.88%
11/12/1999                           5.22%                    5.78%
11/19/1999                           5.22%                    5.79%
11/26/1999                           5.29%                    5.78%
12/3/1999                            5.25%                    5.83%
12/10/1999                           5.28%                    5.84%
12/17/1999                           5.44%                    5.89%
12/24/1999                           5.45%                    6.00%
12/31/1999                           5.33%                    5.78%
SOURCE: BLOOMBERG L.P.

Throughout the remainder of the year, the Fed continued to express concern about the potential for a buildup of inflationary imbalances that could undermine the favorable performance of the economy. The Fed raised the Federal Funds Rate by 0.25% two additional times in August and November. The target Federal Funds Rate was 5.50% at the end of the reporting period and there was a widespread expectation by most economists that the Fed may adopt further rate increases during 2000.

  This market overview has been provided by the portfolio management team.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the Funds' portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

LINDA KLINGMAN--vice president and senior portfolio manager, has managed the Schwab Money Market Fund since April of 1991. Linda joined CSIM in 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was senior money market trader with AIM Management.

KAREN WIGGAN--portfolio manager, has managed the Schwab Government Money Fund and the Schwab U.S. Treasury Fund since March 1999. Karen joined Schwab in 1986, CSIM in 1991, and was promoted to her current position in March 1999.

SCHWAB MONEY MARKET FUND

YIELD SUMMARY AS OF 12/31/99(1)

--------------------------------------------------------------------
Seven-Day Yield                                                5.31%
--------------------------------------------------------------------
Seven-Day Effective Yield                                      5.45%
--------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 12/31/99, the seven-day and seven-day effective yields for the fund would have been 5.21% and 5.35%, respectively.

PORTFOLIO COMPOSITION

The Schwab Money Market Fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as commercial paper, including asset-backed commercial paper, certificates of deposit, variable and floating-rate debt securities, bank notes and repurchase agreements. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 1999 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 1999 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         PORTFOLIO COMPOSITION AS A PERCENTAGE
                  OF FUND INVESTMENTS
                     as of 12/31/99
Commercial Paper and other Corporate Obligations  66.1%
Certificates of Deposit                           22.4%
Variable Rate Obligations                          9.2%
Bank Notes                                         1.1%
Repurchase Agreements                              1.2%

SCHWAB GOVERNMENT MONEY FUND

YIELD SUMMARY AS OF 12/31/99(1)

--------------------------------------------------------------------
Seven-Day Yield                                                4.88%
--------------------------------------------------------------------
Seven-Day Effective Yield                                      5.00%
--------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 12/31/99, the seven-day and seven-day effective yields for the fund would have been 4.81% and 4.93%, respectively.

PORTFOLIO COMPOSITION

The Schwab Government Money Fund invests in U.S. government securities such as U.S. Treasury bills, notes and bonds and other obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities including Fannie Maes, Freddie Macs and Sallie Maes, and repurchase agreements for these securities. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 1999 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 1999 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         PORTFOLIO COMPOSITION AS A PERCENTAGE
                  OF FUND INVESTMENTS
                     as of 12/31/99
U.S. Government Securities  79.3%
Repurchase Agreements       18.7%
Variable Rate Obligations    2.0%

SCHWAB U.S. TREASURY MONEY FUND

YIELD SUMMARY AS OF 12/31/99(1)

--------------------------------------------------------------------
Seven-Day Yield                                                4.63%
--------------------------------------------------------------------
Seven-Day Effective Yield                                      4.74%
--------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 12/31/99, the seven-day and seven-day effective yields for the fund would have been 4.44% and 4.54%, respectively.

PORTFOLIO COMPOSITION

The Schwab U.S. Treasury Money Fund invests exclusively in securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury notes, bills and bonds. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 1999 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 1999 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         PORTFOLIO COMPOSITION AS A PERCENTAGE
                  OF FUND INVESTMENTS
                     as of 12/31/99
U.S. Government Securities  100%

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. CAN YOU DESCRIBE THE SHORT-TERM INTEREST
RATE ENVIRONMENT DURING THE ONE-YEAR
REPORTING PERIOD?

A. Short-term interest rates remained relatively stable during the first half of the reporting period as the economy demonstrated continued signs of growth. However, the April Consumer Price Index (CPI) report, which was unexpectedly high, renewed inflation fears and increased the possibility of potential action by the Federal Reserve (Fed). In May, the Fed gave its first indication that they were concerned about building inflationary pressure by adopting a "tightening" bias, causing short-term rates to edge upward toward the end of the first half of the reporting period.

The Fed maintained its vigilant stance as the economy continued to grow at a robust pace and the labor markets remained very tight. Concerned that inflationary imbalances could undermine the favorable performance of the economy, the Fed took steps to slow growth by raising short-term interest rates by 0.25% on June 30th. This rate increase was followed by two additional increases, each 0.25%, in August and November, which left the Federal Funds Rate at 5.50% as of the end of the reporting period.

During much of the year there was a great deal of concern about the potential effect of Y2K on short-term interest rates. These concerns were largely controlled by the Fed's willingness to provide liquidity and the positive reports about Y2K preparations. As a result there was very little pressure on short-term rates as the reporting period ended.

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUNDS' PORTFOLIOS IN RESPONSE TO CHANGES IN INTEREST RATES?

A. During the reporting period our overall strategy for the funds was consistent with our long-term strategy, which is to maintain a dollar-weighted average maturity (DWAM) slightly longer than those of other funds with similar investment objectives. This strategy had a beneficial impact on the fund's yields throughout most of the period.

During the first quarter of 1999, based on our expectation that short-term rates would remain relatively stable, we looked for opportunities to buy securities with longer-dated maturities when they were available at attractive prices. Beginning in May, the Fed took a more restrictive stance and we deviated from this strategy somewhat by focusing on shorter-term securities while looking for opportunities to purchase higher-yielding securities with longer maturities on a selective basis.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the values of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the Federal Funds Rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

SCHWAB MONEY MARKET FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/99(1)

-------------------------------------------
Last seven days                       5.31%
-------------------------------------------
Last three months                     4.99%
-------------------------------------------
Last 12 months                        4.54%
-------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE         3/31/99   6/30/99   9/30/99   12/31/99
-------------------------------------------------------------
0-15 days                12.0%     17.1%     22.0%     11.4%
-------------------------------------------------------------
16-30 days               12.8%     16.2%     16.3%     12.6%
-------------------------------------------------------------
31-60 days               22.4%     26.9%     20.1%     29.6%
-------------------------------------------------------------
61-90 days               22.4%     24.8%     16.5%     25.4%
-------------------------------------------------------------
91-120 days              17.9%      2.4%      7.4%      7.7%
-------------------------------------------------------------
More than 120 days       12.5%     12.6%     17.7%     13.3%
-------------------------------------------------------------
Weighted average       73 days   68 days   67 days   70 days
-------------------------------------------------------------

PORTFOLIO QUALITY

SEC TIER RATING                           PERCENTAGE OF TOTAL INVESTMENTS: 12/31/99
-----------------------------------------------------------------------------------
Tier 1                                                     100.0%
-----------------------------------------------------------------------------------

SCHWAB GOVERNMENT MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/99(1)

-------------------------------------------
Last seven days                       4.88%
-------------------------------------------
Last three months                     4.74%
-------------------------------------------
Last 12 months                        4.41%
-------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE         3/31/99   6/30/99   9/30/99   12/31/99
-------------------------------------------------------------
0-15 days                37.2%     32.2%     44.8%     21.6%
-------------------------------------------------------------
16-30 days                0.2%      0.8%      1.3%     15.6%
-------------------------------------------------------------
31-60 days               13.5%     35.1%     17.4%     28.8%
-------------------------------------------------------------
61-90 days               14.1%     12.2%      5.3%     11.2%
-------------------------------------------------------------
91-120 days               7.3%      2.3%     10.7%      6.7%
-------------------------------------------------------------
More than 120 days       27.7%     17.4%     20.5%     16.1%
-------------------------------------------------------------
Weighted average       76 days   69 days   61 days   61 days
-------------------------------------------------------------

(1) A portion of the fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

SCHWAB U.S. TREASURY MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/99(1)

-------------------------------------------
Last seven days                       4.63%
-------------------------------------------
Last three months                     4.22%
-------------------------------------------
Last 12 months                        4.55%
-------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE         3/31/99   6/30/99   9/30/99   12/31/99
-------------------------------------------------------------
0-15 days                 0.0%      0.0%      5.9%      8.6%
-------------------------------------------------------------
16-30 days               31.9%      0.0%      0.0%     10.3%
-------------------------------------------------------------
31-60 days               18.4%     31.6%     32.3%     37.0%
-------------------------------------------------------------
61-90 days               12.1%     18.4%     23.4%      4.2%
-------------------------------------------------------------
91-120 days               7.1%     19.0%      2.5%      2.4%
-------------------------------------------------------------
More than 120 days       30.5%     31.0%     35.9%     37.5%
-------------------------------------------------------------
Weighted average       76 days   83 days   85 days   83 days
-------------------------------------------------------------

(1) A portion of the fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1999

                                                        Par            Value
                                                      --------      ----------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 65.8%
AUTOMOBILE RECEIVABLES -- 0.5% (f)
New Center Asset Trust Plus
   6.15%, 03/15/00                                    $150,000      $   148,131
   6.15%, 03/16/00                                      50,000           49,369
                                                                    -----------
                                                                        197,500
                                                                    -----------
AUTOMOTIVE -- 0.6%
Ford Motor Credit Co.
   6.23%, 03/09/00                                     140,000          138,374
General Motors Acceptance Corp.
   5.97%, 02/09/00                                      77,000           76,509
                                                                    -----------
                                                                        214,883
                                                                    -----------
BANKING - AUSTRALIA -- 0.8%
Commonwealth Bank of Australia
   5.97%, 02/29/00                                     225,000          222,832
Westpac Capital Corp.
   6.05%, 04/06/00                                      51,852           51,037
                                                                    -----------
                                                                        273,869
                                                                    -----------
BANKING - BELGIUM -- 1.8% (a)
BBL North America
   6.02%, 03/03/00                                     150,000          148,469
   6.12%, 03/20/00                                      28,000           27,630
   6.02%, 06/06/00                                      75,000           73,090
Fortis Funding L.L.C.
   6.09%, 02/29/00                                      33,000           32,678
   6.05%, 05/03/00                                     150,000          146,989
   5.90%, 05/16/00                                      50,000           48,917
   5.93%, 05/17/00                                     128,000          125,194
   6.02%, 05/30/00                                      50,000           48,781
                                                                    -----------
                                                                        651,748
                                                                    -----------
BANKING - CANADA -- 0.3%
Bank of Nova Scotia
   6.02%, 03/06/00                                     100,000           98,930
                                                                    -----------
BANKING - DENMARK -- 0.5%
Den Danske Corp.
   6.03%, 01/13/00                                      25,000           24,950
   6.04%, 06/15/00                                      72,000           70,055
Unifunding, Inc.
   6.02%, 03/09/00                                      90,000           88,992
                                                                    -----------
                                                                        183,997
                                                                    -----------

                                                        Par            Value
                                                      --------      ----------
BANKING - DOMESTIC -- 5.5%
Bank One Corp.
   6.00%, 05/08/00                                    $ 30,000      $    29,379
   5.93%, 05/18/00                                      50,000           48,898
   5.95%, 05/18/00                                      50,000           48,893
   5.95%, 05/19/00                                      50,000           48,885
   6.02%, 06/06/00                                     107,000          104,275
Citibank Capital Markets Assets, L.L.C. (a)(e)
   5.97%, 02/17/00                                      90,000           89,320
   6.00%, 02/29/00                                      20,000           19,808
Citicorp
   5.96%, 02/02/00                                      20,000           19,897
   5.92%, 02/03/00                                      50,000           49,736
   5.92%, 02/04/00                                      50,000           49,728
   6.31%, 02/17/00                                      75,000           74,389
   6.28%, 02/28/00                                      50,000           49,501
Enterprise Funding Corp. (a)(e)
   5.61%, 01/19/00                                      55,000           54,850
   6.79%, 01/31/00                                      12,583           12,512
   6.14%, 02/02/00                                       8,000            7,957
   6.50%, 02/03/00                                      11,594           11,525
   6.35%, 02/10/00                                      13,631           13,536
   6.32%, 02/24/00                                      11,631           11,522
Forrestal Funding Master Trust (a)(e)
   6.00%, 02/03/00                                      20,000           19,892
   5.96%, 02/09/00                                      50,000           49,686
   5.97%, 02/23/00                                      50,000           49,574
   5.98%, 03/10/00                                      98,000           96,897
   6.02%, 03/13/00                                      84,000           83,017
   6.04%, 03/23/00                                      74,000           73,006
   5.95%, 04/24/00                                      50,000           49,082
Intrepid Funding Master Trust (a)(e)
   5.97%, 02/03/00                                      20,000           19,892
   5.96%, 03/09/00                                      48,545           48,008
   5.96%, 03/23/00                                      50,000           49,335
   5.98%, 03/24/00                                     100,000           98,650
   5.95%, 05/09/00                                      86,519           84,724
   5.96%, 05/11/00                                      84,660           82,875
Kitty Hawk Funding Corp. (a)(e)
   6.02%, 01/10/00                                      20,212           20,182
   6.99%, 01/14/00                                      50,372           50,245
   6.21%, 01/18/00                                      30,145           30,058
   6.79%, 01/25/00                                      29,955           29,820
   6.04%, 01/28/00                                      20,929           20,835
   5.99%, 02/15/00                                      43,000           42,688
   6.32%, 02/24/00                                      14,131           13,999
   6.10%, 03/13/00                                      76,157           75,242

                                                        Par            Value
                                                      --------      ----------
   6.18%, 03/15/00                                    $ 38,175      $    37,696
   6.03%, 06/01/00                                      87,000           84,849
Vehicle Services of America (e)
   6.51%, 02/10/00                                      16,350           16,233
                                                                    -----------
                                                                      1,971,096
                                                                    -----------
BANKING - GERMANY -- 1.5% (e)
Bavaria TRR Corp. (a)
   5.90%, 01/27/00                                      27,000           26,888
   6.13%, 03/28/00                                     149,000          146,854
   6.13%, 03/31/00                                      64,000           63,046
Comision Federal de Electricidad
   6.00%, 03/27/00                                      78,000           76,916
Giro US Funding Corp. (a)
   6.04%, 01/03/00                                      15,000           14,995
   6.07%, 01/10/00                                      30,000           29,955
   6.53%, 01/21/00                                      84,000           83,697
   6.03%, 02/04/00                                      50,000           49,721
   6.10%, 02/10/00                                      20,000           19,867
   6.22%, 03/24/00                                      15,093           14,880
                                                                    -----------
                                                                        526,819
                                                                    -----------
BANKING - NETHERLANDS -- 4.7%
ABN-AMRO North America Finance Inc.
   5.96%, 02/29/00                                      85,000           84,182
Atlantis One Funding Corp. (e)
   5.66%, 01/26/00                                      14,000           13,947
   6.02%, 01/26/00                                     225,000          224,078
   6.01%, 01/28/00                                      46,079           45,875
   6.02%, 01/28/00                                      76,033           75,697
   6.03%, 01/28/00                                      82,247           81,883
   5.78%, 02/04/00                                      20,000           19,894
   5.60%, 02/07/00                                      25,865           25,721
   5.93%, 02/08/00                                     100,000           99,391
   5.90%, 02/10/00                                      13,000           12,917
   5.93%, 02/10/00                                      47,766           47,460
   5.96%, 02/10/00                                       9,924            9,860
   5.67%, 02/11/00                                     101,860          101,222
   5.95%, 02/16/00                                     149,184          148,080
   6.02%, 02/16/00                                      10,000            9,925
   5.97%, 02/22/00                                     102,498          101,641
   5.94%, 02/23/00                                     139,032          137,851
   5.97%, 02/23/00                                     125,000          123,935
   5.97%, 02/25/00                                      49,872           49,431
   6.10%, 03/23/00                                      12,000           11,838
Internationale Nederlanden
(U.S.) Funding Corp.
   6.07%, 03/30/00                                     140,000          137,953
   6.00%, 04/20/00                                      40,000           39,286

                                                        Par            Value
                                                      --------      ----------
Tulip Funding Corp. (a) (e)
   6.11%, 01/07/00                                    $ 27,330      $    27,302
   6.93%, 01/11/00                                      26,398           26,347
   6.06%, 01/21/00                                      50,000           49,833
                                                                    -----------
                                                                      1,705,549
                                                                    -----------
BANKING - NORWAY -- 0.3%
Christiania Capital Corp. (a)
   6.08%, 02/04/00                                      17,000           16,904
   6.06%, 03/08/00                                      50,000           49,444
Den Norske Bank
   6.35%, 01/27/00                                      45,000           44,795
                                                                    -----------
                                                                        111,143
                                                                    -----------
BANKING - SPAIN -- 0.4%
Santander Finance (Delaware), Inc.
   6.16%, 03/29/00                                     150,000          147,776
                                                                    -----------
BANKING - SWEDEN -- 1.5%
AB Spintab
   6.08%, 02/08/00                                      69,000           68,566
   6.00%, 02/29/00                                      43,000           42,583
   6.06%, 03/01/00                                      10,000            9,901
   6.00%, 03/02/00                                     100,000           98,998
   6.04%, 03/07/00                                      43,000           42,531
   6.17%, 03/27/00                                      55,000           54,201
   6.10%, 06/15/00                                      87,000           84,625
Forenings Sparbanken AB (Swedbank)
   6.17%, 03/27/00                                     100,000           98,548
Svenska Handelsbanken, Inc.
   6.82%, 01/13/00                                      50,000           49,887
                                                                    -----------
                                                                        549,840
                                                                    -----------
BANKING - SWITZERLAND -- 0.4% (a)
Credit Suisse First Boston, Inc.
   5.60%, 01/24/00                                      50,000           49,826
   5.92%, 02/24/00                                      40,000           39,655
   5.92%, 02/25/00                                      60,000           59,473
                                                                    -----------
                                                                        148,954
                                                                    -----------
BANKING - UNITED KINGDOM -- 1.4%
Abbey National Treasury Services PLC
   5.20%, 05/04/00                                      95,000           94,978
   5.40%, 05/11/00                                      50,000           49,968
   5.76%, 07/28/00                                     250,000          249,930

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                                        Par            Value
                                                      --------      ----------
Repeat Offering Securitization
 Entity, Inc. (a)(e)
   6.23%, 01/24/00                                    $ 10,666      $    10,624
   6.24%, 01/28/00                                      48,000           47,779
   6.02%, 02/28/00                                      45,000           44,570
                                                                    -----------
                                                                        497,849
                                                                    -----------
CREDIT CARD RECEIVABLES -- 0.8% (a)(f)
Montauk Funding Corp.
   7.04%, 01/18/00                                       6,000            5,980
   6.00%, 02/16/00                                      48,000           47,637
   6.13%, 02/25/00                                      12,000           11,889
   6.07%, 03/01/00                                     100,000           99,002
   6.23%, 03/01/00                                      18,000           17,816
   6.07%, 03/02/00                                      50,000           49,493
   6.07%, 03/03/00                                      50,000           49,484
Providian Master Trust Series 1993-3
   6.08%, 02/07/00                                      12,229           12,154
                                                                    -----------
                                                                        293,455
                                                                    -----------
DIVERSIFIED FINANCIAL ASSETS -- 16.6% (a)(f)
Amsterdam Funding Corp.
   6.05%, 01/04/00                                      12,650           12,644
   6.06%, 01/04/00                                      15,000           14,992
   6.08%, 01/04/00                                      25,000           24,988
   6.01%, 01/05/00                                      25,000           24,983
   6.07%, 01/06/00                                      47,000           46,961
   6.15%, 01/07/00                                      10,000            9,990
   6.05%, 01/10/00                                      13,000           12,980
   6.02%, 01/11/00                                      23,500           23,461
   6.00%, 01/12/00                                      50,000           49,910
   6.06%, 01/12/00                                       4,200            4,192
   6.44%, 01/13/00                                       8,000            7,983
   5.93%, 01/21/00                                      25,000           24,920
   6.03%, 02/02/00                                      59,000           58,690
Bavaria Universal Funding
   5.91%, 01/20/00                                      11,000           10,967
   5.90%, 01/28/00                                      15,000           14,935
Beta Finance, Inc.
   6.04%, 02/01/00                                      15,000           14,924
   5.78%, 02/11/00                                      31,000           30,802
   6.00%, 03/08/00                                      25,000           24,729
   6.00%, 03/28/00                                      90,000           88,736
   6.00%, 04/14/00                                      55,000           54,078
   6.07%, 04/14/00                                      20,000           19,660
   6.00%, 04/17/00                                      85,000           83,535
   6.10%, 04/28/00                                      46,300           45,405

                                                        Par            Value
                                                      --------      ----------
   5.25%, 05/11/00                                    $ 75,000       $   75,000
   5.55%, 06/09/00                                      50,000           49,998
CC (USA), Inc.
   5.99%, 02/07/00                                      95,000           94,430
   5.78%, 02/11/00                                      10,000            9,936
   5.99%, 03/03/00                                      80,000           79,199
   6.00%, 03/14/00                                     115,000          113,642
   6.01%, 04/25/00                                      50,000           49,074
Concord Minutemen Capital Co., L.L.C.
 Series A
   5.66%, 01/21/00                                      14,000           13,957
   5.91%, 01/21/00                                      31,000           30,901
   6.25%, 01/27/00                                      70,000           69,689
   6.24%, 02/04/00                                      12,000           11,930
   5.98%, 02/09/00                                      44,000           43,723
   5.94%, 02/15/00                                      17,000           16,877
   5.99%, 02/18/00                                       9,000            8,930
   6.13%, 02/18/00                                      27,000           26,784
   6.11%, 03/16/00                                      50,000           49,380
   6.13%, 03/16/00                                      10,000            9,875
   6.06%, 03/17/00                                      15,351           15,159
   6.11%, 03/17/00                                     100,000           98,744
   6.01%, 04/14/00                                      26,706           26,255
Delaware Funding Corp.
   6.00%, 02/22/00                                      33,123           32,843
   6.00%, 02/24/00                                      42,338           41,966
Dorada Finance, Inc.
   5.91%, 02/15/00                                      32,000           31,771
   6.02%, 02/15/00                                      18,000           17,868
   6.11%, 02/15/00                                       6,200            6,153
   6.00%, 04/14/00                                      19,000           18,681
Greenwich Funding Corp.
   6.03%, 01/13/00                                      16,012           15,980
   6.21%, 01/18/00                                      15,000           14,957
   6.23%, 01/19/00                                      72,704           72,481
   6.05%, 01/20/00                                      35,000           34,889
   6.25%, 01/24/00                                      97,413           97,030
   6.31%, 02/16/00                                      41,700           41,367
   6.37%, 02/23/00                                      20,232           20,044
   6.09%, 03/15/00                                      74,000           73,087
Greyhawk Funding, L.L.C.
   6.00%, 01/25/00                                      40,000           39,842
   6.36%, 02/16/00                                     125,000          123,994
   6.23%, 03/02/00                                      65,000           64,323
   6.07%, 03/08/00                                      25,000           24,722
   6.07%, 03/09/00                                      50,000           49,435
   6.08%, 03/09/00                                     116,000          114,688

                                                        Par            Value
                                                      --------      ----------
International Securitization Corp.
   6.09%, 01/13/00                                    $ 23,000      $    22,954
   6.20%, 01/18/00                                      26,000           25,925
   6.25%, 01/19/00                                       6,000            5,982
   6.05%, 01/21/00                                      28,000           27,907
   6.00%, 01/25/00                                      19,040           18,965
   6.25%, 01/25/00                                      32,000           31,869
   6.00%, 01/27/00                                      21,260           21,170
   6.05%, 01/31/00                                      19,725           19,627
   6.00%, 02/01/00                                      82,000           81,585
   6.10%, 02/02/00                                      28,000           27,851
   6.19%, 02/03/00                                       8,000            7,955
   6.02%, 02/07/00                                      25,000           24,849
   6.21%, 02/07/00                                       6,600            6,559
   6.01%, 02/11/00                                      21,000           20,860
   6.02%, 02/11/00                                      20,000           19,866
   6.09%, 02/25/00                                      13,332           13,211
   6.23%, 03/07/00                                      60,810           60,124
   6.00%, 03/09/00                                      10,000            9,890
   6.16%, 04/24/00                                      38,000           37,280
Lexington Parker Capital Corp.
   5.66%, 01/25/00                                      40,000           39,853
   5.60%, 02/08/00                                      95,000           94,455
   5.98%, 02/09/00                                      38,000           37,761
   5.99%, 02/11/00                                      99,000           98,343
   5.99%, 02/15/00                                      24,000           23,825
   5.98%, 02/16/00                                      30,000           29,777
   6.04%, 03/02/00                                      89,000           88,103
   6.25%, 03/02/00                                      51,462           50,924
   6.25%, 03/03/00                                       6,982            6,908
   6.06%, 04/07/00                                      22,000           21,648
Market Street Funding Corp.
   6.36%, 01/07/00                                      44,000           43,954
   6.00%, 01/12/00                                      45,909           45,826
   6.01%, 02/09/00                                      65,000           64,587
   6.02%, 02/11/00                                     116,000          115,223
   6.15%, 02/25/00                                      24,000           23,779
   6.00%, 03/10/00                                      20,000           19,777
Mont Blanc Capital Corp.
   6.00%, 01/11/00                                      30,654           30,604
   6.00%, 01/21/00                                      36,151           36,033
Moriarty L.L.C.
   6.78%, 01/10/00                                      30,000           29,949
   6.21%, 01/21/00                                      16,000           15,946
   6.25%, 01/24/00                                      10,000            9,961
   5.97%, 02/15/00                                      50,000           49,632
   5.97%, 02/17/00                                      34,000           33,739
   6.07%, 03/10/00                                      55,000           54,370

                                                        Par            Value
                                                      --------      ----------
   6.09%, 03/10/00                                    $ 34,000      $    33,609
   6.11%, 03/20/00                                      43,000           42,433
Quincy Capital Corp.
   6.13%, 02/07/00                                      63,000           62,611
   5.95%, 02/15/00                                      35,000           34,744
Sigma Finance, Inc.
   5.61%, 01/18/00                                      29,000           28,925
   5.99%, 01/28/00                                      37,000           36,836
   6.01%, 02/02/00                                      80,225           79,801
   6.18%, 02/15/00                                      17,435           17,303
   6.02%, 03/01/00                                      75,000           74,259
   6.05%, 03/06/00                                      50,000           49,462
   6.06%, 03/06/00                                      75,000           74,191
   6.05%, 03/08/00                                      70,000           69,224
   6.06%, 03/08/00                                      60,000           59,333
   6.06%, 03/20/00                                      75,000           74,020
   6.06%, 03/22/00                                      20,000           19,732
   5.95%, 03/28/00                                      67,000           66,057
   6.00%, 04/07/00                                      25,000           24,608
   6.08%, 04/10/00                                      50,000           49,181
   6.11%, 04/14/00                                     110,000          108,119
   6.10%, 04/17/00                                      75,000           73,680
   6.11%, 04/25/00                                      75,000           73,582
   6.12%, 04/25/00                                      25,000           24,526
   6.15%, 04/25/00                                      25,000           24,524
   5.93%, 05/15/00                                      37,000           36,201
   5.93%, 05/30/00                                      50,000           48,803
   5.95%, 05/30/00                                      50,000           48,799
   6.31%, 11/01/00                                      50,000           50,000
Stellar Funding Group, Inc.
   6.54%, 01/13/00                                       7,000            6,985
   6.01%, 01/19/00                                      13,000           12,962
   6.06%, 02/04/00                                      10,300           10,242
   6.16%, 02/18/00                                      10,000            9,919
   5.99%, 02/22/00                                      20,643           20,470
   6.01%, 02/22/00                                      20,604           20,430
   6.18%, 02/25/00                                       9,500            9,412
   6.16%, 04/27/00                                      14,000           13,728
Variable Funding Capital Corp.
   5.91%, 01/06/00                                      75,000           74,940
   6.53%, 01/07/00                                      20,000           19,978
   6.79%, 01/25/00                                      38,918           38,743
   5.85%, 02/16/00                                      75,000           74,444
   5.94%, 02/18/00                                     100,000           99,219
   6.18%, 03/17/00                                     121,173          119,615
                                                                    -----------
                                                                      5,999,125
                                                                    -----------

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                                        Par            Value
                                                      --------      ----------
FINANCE - COMMERCIAL -- 6.5%
CIT Group Holdings, Inc.
   5.96%, 02/15/00                                    $ 50,000      $    49,633
Concord Minutemen Capital Co.,
L.L.C.  Series B (a)
   5.78%, 02/09/00                                      65,000           64,605
   6.04%, 02/16/00                                     110,500          109,660
   6.05%, 02/17/00                                      35,864           35,585
General Electric Capital Corp.
   5.97%, 02/07/00                                      25,000           24,849
   5.97%, 02/08/00                                      50,000           49,690
   5.97%, 02/09/00                                     100,000           99,363
   5.97%, 02/11/00                                     100,000           99,330
   5.93%, 02/28/00                                     150,000          148,594
   6.02%, 03/07/00                                     200,000          197,826
   6.02%, 03/08/00                                     100,000           98,896
   6.05%, 03/08/00                                     115,000          113,733
   6.17%, 03/08/00                                      27,000           26,694
   6.10%, 03/16/00                                     200,000          197,521
General Electric Capital International
Funding, Inc. (a)
   5.95%, 03/03/00                                      30,000           29,698
   6.12%, 03/14/00                                      77,608           76,668
   6.12%, 03/16/00                                     150,000          148,134
   6.10%, 03/17/00                                      87,900           86,796
   5.90%, 05/19/00                                      40,000           39,115
General Electric Capital Services
   6.10%, 02/18/00                                     250,000          248,007
   6.03%, 02/22/00                                      50,000           49,572
   6.10%, 02/22/00                                      50,000           49,568
   6.10%, 02/23/00                                      50,000           49,560
   6.17%, 03/07/00                                      41,000           40,542
   6.15%, 03/10/00                                      25,000           24,709
   6.05%, 03/14/00                                      90,000           88,920
Heller Financial, Inc.
   6.30%, 01/18/00                                      24,000           23,930
   6.13%, 03/03/00                                      50,000           49,481
   6.15%, 03/13/00                                      26,000           25,685
                                                                    -----------
                                                                      2,346,364
                                                                    -----------
FINANCE - CONSUMER -- 0.5%
Associates First Capital B.V.
   5.95%, 02/17/00                                      22,000           21,832
   6.04%, 03/02/00                                      25,000           24,748
   5.96%, 03/06/00                                      50,000           49,472
   6.15%, 03/20/00                                      75,000           74,002
                                                                    -----------
                                                                        170,054
                                                                    -----------

                                                        Par            Value
                                                      --------      ----------
MULTILINE INSURANCE -- 0.1%
General Electric Financial
Assurance Holdings, Inc.
   6.11%, 03/17/00                                    $ 42,740      $    42,202
                                                                    -----------
SECURITIES BROKERAGE - DEALER -- 8.5%
Bear Stearns Companies, Inc.
   6.00%, 01/24/00                                      55,000           54,794
   5.95%, 02/03/00                                      50,000           49,735
   6.11%, 02/09/00                                     145,000          144,061
   6.11%, 02/10/00                                      97,000           96,356
Goldman Sachs Group
   5.84%, 02/10/00                                      50,000           49,685
   6.08%, 02/23/00                                      32,000           31,717
   6.09%, 02/23/00                                     200,000          198,245
   6.08%, 02/24/00                                      32,000           31,712
   6.09%, 02/24/00                                     125,000          123,883
   6.08%, 02/25/00                                      31,000           30,716
   6.10%, 02/25/00                                     134,000          132,780
   6.23%, 03/29/00                                      11,000           10,835
   6.25%, 04/27/00                                      50,000           49,005
   6.00%, 08/07/00                                      95,000           94,998
JP Morgan & Co.
   5.46%, 01/21/00                                     200,000          199,413
   5.92%, 02/17/00                                     144,000          142,905
   6.00%, 03/10/00                                      99,000           97,880
   5.90%, 05/17/00                                      12,000           11,738
Lehman Brothers Holdings, Inc.
   6.32%, 04/03/00                                     100,000           98,396
Merrill Lynch & Co., Inc.
   6.03%, 03/15/00                                     250,000          246,953
   6.02%, 06/12/00                                     100,000           97,360
Morgan Stanley Dean Witter
 Discover & Co.
   5.61%, 01/19/00                                     320,000          319,128
   6.12%, 02/04/00                                     100,000           99,432
   6.11%, 02/07/00                                      50,000           49,691
   6.11%, 02/08/00                                     100,000           99,366
   6.14%, 03/13/00                                      18,000           17,782
PaineWebber Group, Inc.
   6.33%, 02/01/00                                      78,000           77,578
Salomon Smith Barney Holdings, Inc.
   5.78%, 02/10/00                                     114,000          113,289
   6.02%, 03/06/00                                      40,000           39,571
   6.02%, 03/07/00                                     250,000          247,280
                                                                    -----------
                                                                      3,056,284
                                                                    -----------

                                                        Par            Value
                                                      --------      ----------
TRADE RECEIVABLES -- 12.6% (a)(f)
Apreco, Inc.
   6.93%, 01/14/00                                    $ 50,000      $    49,875
   6.03%, 01/25/00                                      32,000           31,873
   6.10%, 02/07/00                                       9,000            8,945
   6.10%, 02/24/00                                      40,000           39,639
   6.28%, 02/24/00                                      34,472           34,151
Asset Securitization Cooperative Corp.
   6.02%, 02/24/00                                     200,000          198,236
Barton Capital Corp.
   6.73%, 01/05/00                                      67,404           67,354
   6.43%, 01/11/00                                      50,262           50,173
   6.44%, 01/13/00                                      11,053           11,029
   6.35%, 02/03/00                                     112,267          111,619
   5.99%, 02/11/00                                      13,111           13,024
   6.26%, 03/06/00                                      41,755           41,289
   6.07%, 03/07/00                                      19,713           19,497
   6.07%, 03/10/00                                      48,682           48,124
   6.03%, 03/28/00                                      12,502           12,325
Corporate Asset Funding Corp.
   6.10%, 02/10/00                                      79,000           78,475
   5.94%, 02/15/00                                      50,000           49,634
   6.23%, 03/01/00                                      75,000           74,231
Corporate Receivables Corp.
   6.03%, 01/25/00                                     130,000          129,483
   6.13%, 02/02/00                                     100,000           99,465
   6.13%, 02/03/00                                      90,000           89,503
   6.15%, 02/15/00                                      70,000           69,472
CXC, Inc.
   6.10%, 02/10/00                                     100,000           99,336
   5.97%, 02/14/00                                      65,000           64,532
   5.99%, 02/18/00                                     163,000          161,718
Edison Asset Securitization Corp., L.L.C.
   6.23%, 03/09/00                                      50,000           49,419
Eureka Securitization, Inc.
   6.62%, 01/31/00                                      20,000           19,890
   6.13%, 02/08/00                                      18,000           17,886
   5.99%, 02/15/00                                      25,000           24,816
Falcon Asset Securitization Corp.
   6.72%, 01/05/00                                      13,037           13,027
   6.82%, 01/06/00                                      95,544           95,454
   7.02%, 01/06/00                                      57,000           56,945
   6.92%, 01/07/00                                      50,000           49,943
   6.07%, 01/10/00                                      67,605           67,503
   6.83%, 01/10/00                                      75,385           75,257
   6.43%, 01/14/00                                      76,000           75,824
   6.04%, 01/21/00                                      90,000           89,701
   6.04%, 01/24/00                                      75,000           74,714

                                                        Par            Value
                                                      --------      ----------
   6.04%, 01/25/00                                    $ 70,575      $    70,294
   5.98%, 02/18/00                                      18,000           17,859
   6.32%, 02/18/00                                      20,250           20,081
Monte Rosa Capital Corp.
   6.03%, 01/18/00                                      50,216           50,075
   6.00%, 01/28/00                                     115,000          114,494
   6.01%, 01/28/00                                      50,000           49,780
   6.01%, 02/10/00                                      15,000           14,902
   6.13%, 02/17/00                                      12,000           11,906
   5.99%, 02/24/00                                      31,064           30,790
   6.17%, 02/25/00                                      24,000           23,778
   6.12%, 03/13/00                                      35,000           34,578
   6.15%, 03/22/00                                      20,338           20,061
Preferred Receivables Funding Corp.
   6.93%, 01/14/00                                      85,465           85,252
   6.14%, 02/02/00                                      50,000           49,732
   6.01%, 05/25/00                                      11,000           10,742
Receivables Capital Corp.
   6.13%, 01/27/00                                     120,102          119,580
   6.13%, 02/08/00                                     130,400          129,572
   6.15%, 02/11/00                                       9,212            9,149
   6.02%, 02/15/00                                     108,151          107,355
Sheffield Receivables Corp.
   6.20%, 01/25/00                                      37,000           36,850
   6.21%, 01/26/00                                      81,000           80,657
   6.19%, 01/27/00                                      50,000           49,781
   6.02%, 02/01/00                                      95,000           94,518
   6.11%, 02/17/00                                      20,000           19,843
   6.14%, 02/25/00                                      12,000           11,890
WCP Funding, Inc.
   6.10%, 02/03/00                                      45,000           44,753
   6.05%, 02/10/00                                      12,899           12,814
   6.10%, 02/17/00                                      64,000           63,501
   6.12%, 02/25/00                                      25,000           24,771
Windmill Funding
   6.24%, 01/04/00                                      50,000           49,974
   6.73%, 01/05/00                                      42,854           42,822
   6.06%, 01/06/00                                      50,000           49,958
   6.08%, 01/06/00                                      27,400           27,377
   6.25%, 01/06/00                                      25,000           24,979
   6.01%, 01/10/00                                       9,924            9,909
   6.00%, 01/12/00                                      21,500           21,461
   6.21%, 01/12/00                                      20,671           20,632
   5.93%, 01/14/00                                      45,000           44,906
   6.04%, 01/18/00                                      25,000           24,929

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999
                                                        Par            Value
                                                      --------      ----------
   6.20%, 01/18/00                                    $ 48,500      $    48,360
   6.10%, 02/04/00                                      75,000           74,576
   6.12%, 02/04/00                                      25,000           24,858
   6.13%, 02/04/00                                      25,000           24,858
   6.03%, 02/09/00                                      50,000           49,680
   6.13%, 02/17/00                                      75,000           74,412
   6.03%, 02/18/00                                      50,000           49,607
   6.13%, 02/22/00                                      75,000           74,350
   6.32%, 02/24/00                                      25,000           24,766
Wood Street Funding Corp.
   6.02%, 02/01/00                                       9,787            9,737
   6.19%, 02/01/00                                      12,073           12,010
   6.00%, 02/17/00                                      19,214           19,066
                                                                    -----------
                                                                      4,575,966
                                                                    -----------
TOTAL COMMERCIAL PAPER AND OTHER
  CORPORATE OBLIGATIONS
  (Cost $23,763,403)                                                 23,763,403
                                                                    -----------
CERTIFICATES OF DEPOSIT -- 22.4%
BANKING - AUSTRALIA -- 0.8%
National Australia Bank, Ltd.
   6.00%, 03/01/00                                     200,000          200,002
   6.02%, 06/14/00                                     100,000          100,002
                                                                    -----------
                                                                        300,004
                                                                    -----------
BANKING - BELGIUM -- 1.8%
Banque Bruxelles Lambert
   5.92%, 02/04/00                                     100,000          100,014
Credit Communal de Belgique
   6.27%, 01/03/00                                      75,000           75,000
   6.02%, 03/02/00                                     175,000          175,000
   5.20%, 04/06/00                                     100,000           99,987
   5.10%, 04/13/00                                     100,000           99,986
   5.13%, 04/17/00                                     100,000           99,985
                                                                    -----------
                                                                        649,972
                                                                    -----------
BANKING - CANADA -- 3.1%
Bank of Montreal
   5.13%, 04/17/00                                      50,000           49,994
   5.20%, 04/17/00                                      45,000           44,984
Bank of Nova Scotia
   6.27%, 01/03/00                                      50,000           50,000
   5.92%, 02/01/00                                      20,000           20,002
   6.00%, 02/01/00                                      70,000           70,000
   6.00%, 02/28/00                                      50,000           50,000
   6.02%, 06/23/00                                      20,000           20,012

                                                        Par            Value
                                                      --------      ----------
Canadian Imperial Bank of Commerce
   5.05%, 01/27/00                                    $ 75,000      $    74,999
   5.20%, 02/25/00                                     100,000           99,996
   5.35%, 03/03/00                                      25,000           24,997
   5.20%, 04/04/00                                     100,000           99,988
   5.10%, 04/12/00                                      88,000           87,995
   5.45%, 06/01/00                                      45,000           44,991
National Bank of Canada
   6.05%, 06/23/00                                      65,000           65,000
Royal Bank of Canada
   5.05%, 02/04/00                                     100,000           99,997
   5.06%, 02/08/00                                      75,000           74,998
Toronto Dominion Bank
   5.15%, 02/14/00                                     100,000           99,987
   5.20%, 04/05/00                                      50,000           49,994
                                                                    -----------
                                                                      1,127,934
                                                                    -----------
BANKING - DENMARK -- 0.2%
Den Danske Bank
   6.02%, 03/14/00                                      50,000           50,000
                                                                    -----------
BANKING - DOMESTIC -- 1.7%
American Express Centurion Bank
   6.20%, 03/21/00                                      59,000           59,000
   6.00%, 03/30/00                                     170,000          170,000
First Tennessee Bank NA
   5.85%, 02/28/00                                      50,000           50,000
Southtrust Bank NA
   5.95%, 02/16/00                                      38,000           38,000
Union Bank of California
   6.03%, 02/14/00                                     153,000          153,000
Wilmington Trust Co.
   6.12%, 04/20/00                                      50,000           49,999
   6.12%, 04/26/00                                      50,000           50,000
   5.95%, 05/08/00                                      48,000           48,000
                                                                    -----------
                                                                        617,999
                                                                    -----------
BANKING - FINLAND -- 0.3%
Merita Bank Ltd.
   5.96%, 02/22/00                                     100,000          100,005
                                                                    -----------
BANKING - FRANCE -- 1.9%
Banque Nationale de Paris
   6.00%, 03/03/00                                      36,000           36,001
   6.02%, 03/06/00                                     100,000          100,000
   6.00%, 06/02/00                                      50,000           50,000

                                                        Par            Value
                                                      --------      ----------
Societe Generale
   5.85%, 03/30/00                                    $200,000      $   200,000
   5.85%, 03/31/00                                      50,000           50,000
   5.85%, 04/03/00                                     141,000          141,000
   5.93%, 04/03/00                                     100,000          100,000
                                                                    -----------
                                                                        677,001
                                                                    -----------
BANKING - GERMANY -- 5.9%
Bayerische HypoVereinsbank AG
   6.02%, 03/03/00                                     200,000          200,000
Bayerische Landesbank Girozentrale
   6.02%, 03/07/00                                      44,000           44,000
   6.00%, 06/02/00                                      25,000           25,000
   6.02%, 06/07/00                                      50,000           50,004
   6.02%, 06/13/00                                      25,000           25,001
   6.14%, 10/02/00                                      25,000           24,956
Deutsche Bank AG
   6.02%, 01/14/00                                     125,000          125,000
   5.80%, 04/04/00                                     150,000          150,000
   6.00%, 06/02/00                                     145,000          145,000
   6.26%, 10/18/00                                     100,000           99,954
   6.21%, 11/29/00                                     100,000           99,939
Landesbank Hessen-Thuringen
 Girozentrale
   5.20%, 04/26/00                                      50,000           49,988
Norddeutsche Landesbank Girozentrale
   6.01%, 01/14/00                                      50,000           50,000
   5.92%, 02/14/00                                      35,000           35,004
   5.96%, 02/28/00                                      40,000           39,984
Westdeutsche Landesbank Girozentrale
   5.95%, 02/01/00                                      11,000           11,000
   6.00%, 03/01/00                                     100,000          100,000
   6.15%, 03/21/00                                     236,000          236,000
   6.16%, 03/23/00                                     128,000          128,000
   6.18%, 03/29/00                                     350,000          350,000
   6.18%, 03/31/00                                     131,000          131,000
   6.03%, 06/06/00                                      13,000           13,000
                                                                    -----------
                                                                      2,132,830
                                                                    -----------
BANKING - NETHERLANDS -- 0.4%
ING Bank NV
   5.93%, 02/15/00                                     100,000          100,000
   6.00%, 06/21/00                                      31,000           31,006
                                                                    -----------
                                                                        131,006
                                                                    -----------

                                                        Par            Value
                                                      --------      ----------
BANKING - NORWAY -- 0.6%
Christiania Bank
   6.14%, 02/02/00                                    $ 50,000      $    50,000
   5.95%, 02/25/00                                      10,000            9,985
   5.96%, 02/25/00                                      75,000           75,001
   5.97%, 02/28/00                                      30,000           30,000
Den Norske Bank
   6.01%, 03/01/00                                      50,000           50,001
                                                                    -----------
                                                                        214,987
                                                                    -----------
BANKING - SWEDEN -- 0.1%
Svenska Handelsbanken
   6.00%, 03/02/00                                      50,000           50,000
                                                                    -----------
BANKING - SWITZERLAND -- 2.8%
Credit Suisse First Boston
   6.15%, 07/03/00                                      50,000           49,847
UBS AG
   5.11%, 01/13/00                                      50,000           49,999
   5.35%, 03/01/00                                      25,000           24,998
   5.10%, 04/12/00                                      71,000           70,996
   5.26%, 05/10/00                                     100,000           99,983
   5.40%, 05/31/00                                      50,000           49,991
   5.45%, 06/01/00                                      50,000           49,991
   5.65%, 06/26/00                                     100,000           99,975
   5.75%, 06/26/00                                      25,000           24,982
   5.70%, 06/27/00                                      75,000           74,986
   5.80%, 07/05/00                                      75,000           74,984
   6.15%, 11/20/00                                     250,000          249,845
   6.30%, 12/11/00                                     100,000           99,923
                                                                    -----------
                                                                      1,020,500
                                                                    -----------
BANKING - UNITED KINGDOM -- 2.8%
Abbey National Treasury Services PLC
   6.02%, 03/13/00                                     250,000          250,000
Bank of Scotland Treasury Services
   5.94%, 03/31/00                                      90,000           90,002
   6.02%, 06/07/00                                     100,000          100,002
   6.02%, 06/08/00                                     150,000          150,003
   6.02%, 06/12/00                                     125,000          125,000
Barclays Bank PLC
   5.04%, 01/12/00                                     100,000           99,999
   5.66%, 06/14/00                                      25,000           24,995
   5.85%, 08/01/00                                     115,000          115,000

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                                        Par            Value
                                                      --------      ----------
National Westminster Bank PLC
   5.09%, 02/09/00                                    $ 50,000      $    49,999
                                                                    -----------
                                                                      1,005,000
                                                                    -----------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $8,077,238)                                                    8,077,238
                                                                    -----------
VARIABLE RATE OBLIGATIONS -- 9.2% (b)
AUTOMOTIVE -- 0.3%
Ford Motor Credit
   6.10%, 02/18/00                                      95,000           94,950
                                                                    -----------
BANKING - DOMESTIC -- 0.3%
6700 Cherry Avenue Partners Demand
 Bond Series 1993 (e)
   6.44%, 01/07/00                                       9,300            9,300
Baptist Health Systems of South Florida,
 Inc. Taxable Direct Note Obligations
 Series 1995A
   6.40%, 01/07/00                                      12,555           12,555
Baptist Health Systems of South Florida,
 Inc. Taxable Direct Note Obligations
 Series 1995B
   6.40%, 01/07/00                                      19,000           19,000
Fleet Boston Financial Corp.
   6.18%, 03/27/00                                      10,000           10,006
Lowndes Corp., Georgia Taxable Demand
 Bond Series 1997 (a)(e)
   6.75%, 01/07/00                                       8,650            8,650
MoviePlex Realty Leasing, L.L.C.
 Adjustable Rate Tender Securities
 (Carmike Cinemas, Inc.)
 Series 1997A1 (e)
   6.46%, 01/07/00                                      35,125           35,125
MoviePlex Realty Leasing, L.L.C.
 Adjustable Rate Tender Securities
 (Carmike Cinemas, Inc.)
 Series 1997A2 (e)
   6.46%, 01/07/00                                      12,325           12,325
MoviePlex Realty Leasing, L.L.C.
 Adjustable Rate Tender Securities
 (Carmike Cinemas, Inc.)
 Series 1997A3 (e)
   6.46%, 01/07/00                                      12,325           12,325
                                                                    -----------
                                                                        119,286
                                                                    -----------

                                                        Par            Value
                                                      --------      ----------
BANKING - FINLAND -- 0.1%
Merita Bank Ltd.
   6.66%, 01/20/00                                    $ 45,000      $    45,000
                                                                    -----------
BANKING - FRANCE -- 0.1% (e)
New Jersey Economic Development
 Authority Adjustable Rate Money
 Market Securities (GE Aerospace
 Camden Development Project) Series A
   6.46%, 01/07/00                                      14,875           14,875
New Jersey Economic Development
 Authority Adjustable Rate Money
 Market Securities (GE Aerospace
 Camden Development Project)
 Series B
   6.46%, 01/07/00                                      10,000           10,000
                                                                    -----------
                                                                         24,875
                                                                    -----------
BANKING - GERMANY -- 1.1%
Deutsche Bank AG
   6.59%, 01/18/00                                     185,000          185,000
Dresdner Bank AG
   6.44%, 01/24/00                                     200,000          199,961
Liquid Asset Backed Securities
 Series 1998-1 (a)
   6.48%, 01/07/00                                      18,016           18,015
                                                                    -----------
                                                                        402,976
                                                                    -----------
BANKING - NETHERLANDS -- 0.1% (e)
New Jersey Economic Development
 Authority Adjustable Rate Lease
 Revenue Taxable Bonds (Barnes & Noble,
 Inc. Distribution & Freight Consolidation
 Center Project) Series 1995A
   6.43%, 01/07/00                                      19,150           19,150
New Jersey Economic Development
 Authority Adjustable Rate Lease
 Revenue Taxable Bonds (Barnes & Noble,
 Inc. Distribution & Freight Consolidation
 Center Project) Series B
   6.43%, 01/07/00                                      10,000           10,000
                                                                    -----------
                                                                         29,150
                                                                    -----------
CREDIT CARD RECEIVABLES -- 0.1% (a) (f)
Short Term Repackaged Asset Trust
 Series 1998 E
   6.56%, 01/18/00                                      50,000           50,000
                                                                    -----------

DIVERSIFIED FINANCIAL ASSETS -- 1.0% (a)
Sigma Finance, Inc.
   6.24%, 03/15/00                                    $ 50,000      $    49,997
   6.24%, 03/22/00                                      20,000           19,999
Trident Capital Finance, Inc.
   6.60%, 01/03/00                                     285,000          285,000
                                                                    -----------
                                                                        354,996
                                                                    -----------
EDUCATION -- 0.1%
Development Authority of Dekalb County
 Taxable Rate RB (Emory University
 Project) Series 1995B
   6.50%, 01/07/00                                      30,950           30,950
                                                                    -----------
ELECTRICAL & ELECTRONICS -- 0.1% (a)
CFM International, Inc.
   6.53%, 01/07/00                                      40,000           40,000
                                                                    -----------
LIFE & HEALTH INSURANCE -- 1.1% (d)
General Electric Life & Annuity
 Assurance Co.
   6.53%, 01/30/00                                     150,000          150,000
Monumental Life Insurance Co.
   5.78%, 01/01/00                                     100,000          100,000
Pacific Life Insurance Co.
   6.53%, 01/01/00                                     100,000          100,000
United of Omaha Life Insurance Co.
   6.16%, 01/01/00                                      60,000           60,000
                                                                    -----------
                                                                        410,000
                                                                    -----------
MONOLINE INSURANCE -- 0.1% (e)
Dade County, Florida Expressway
 Authority Toll System RB Series 1996
   6.25%, 01/07/00                                      30,790           30,790
The Community Redevelopment Agency
 of the City of Los Angeles, California
 (Bunker Hill Project ) Subordinate Tax
 Allocation Refunding Bonds Series 1997A
   6.60%, 01/07/00                                      10,000           10,000
                                                                    -----------
                                                                         40,790
                                                                    -----------
SECURITIES BROKERAGE-DEALER -- 3.0%
JP Morgan & Co. , Inc.
   6.55%, 01/28/00                                     200,000          200,000
Lehman Commercial Paper, Inc.
 Series 99-2 (d)
   6.73%, 01/03/00                                     400,000          400,000

                                                        Par            Value
                                                      --------      ----------
Morgan Stanley Dean Witter
 Discover & Co.
   6.52%, 01/10/00                                    $100,000      $   100,000
   6.51%, 01/11/00                                     100,000          100,000
   6.51%, 01/14/00                                     145,000          145,000
   6.52%, 01/24/00                                     125,000          125,000
                                                                    -----------
                                                                      1,070,000
                                                                    -----------
TRADE RECEIVABLES -- 1.7% (a)(f)
Asset Securitization Cooperative Corp.
   6.52%, 01/10/00                                     200,000          200,000
   6.59%, 01/31/00                                     100,000          100,000
   6.16%, 03/17/00                                     100,000          100,000
Ciesco LP
   6.48%, 01/18/00                                     200,000          199,963
                                                                    -----------
                                                                        599,963
                                                                    -----------
TOTAL VARIABLE RATE
 OBLIGATIONS
 (Cost $3,312,936)                                                     3,312,936
                                                                    -----------
BANK NOTES -- 1.1%
Bank of America NA
   5.93%, 04/18/00                                     165,000          165,000
European American Bank
   5.61%, 06/12/00                                      25,000           24,995
LaSalle National Bank
   5.30%, 05/15/00                                      50,000           49,991
   5.76%, 07/21/00                                      49,000           48,975
   5.76%, 07/24/00                                     100,000           99,922
                                                                    -----------
TOTAL BANK NOTES
 (Cost $388,883)                                                        388,883
                                                                    -----------
                                                  Maturity Value
                                                 ---------------
REPURCHASE AGREEMENTS -- 1.1% (c)
Credit Suisse First Boston Tri-Party
 Repurchase Agreement Collateralized
 by U.S. Government Securities
   5.00% Issue 07/06/99
         Due   01/03/00                                 60,681           60,656
   5.00% Issue 07/30/99
         Due   01/03/99                                 88,604           88,567
   5.00% Issue 12/03/99
         Due   01/03/00                                100,042          100,000
   5.00% Issue 12/06/99
         Due   01/03/00                                 50,798           50,777

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999
                                                  Maturity Value       Value
                                                 ---------------     ----------
   5.00% Issue 12/31/99
         Due   01/03/00                               $ 20,100      $    20,091
Salomon Smith Barney Inc. Tri-Party
 Repurchase Agreement Collateralized
 by U.S. Government Securities
   4.55% Issue 12/15/99
         Due   01/03/00                                100,038          100,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $420,091)                                                        420,091
                                                                    -----------
TOTAL INVESTMENTS -- 99.6%
 (Cost $35,962,551)                                                  35,962,551
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- 0.4%
 Other assets                                                           150,454
 Liabilities                                                            (14,269)
                                                                    -----------
                                                                        136,185
                                                                    -----------
TOTAL NET ASSETS-- 100.0%                                           $36,098,736
                                                                    ===========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1999

                                                        Par             Value
                                                      --------       ----------
U.S. GOVERNMENT SECURITIES -- 79.1%
COUPON NOTES -- 12.2%
Federal Home Loan Bank
   4.93%, 01/19/00                                     $50,000       $   50,002
   4.95%, 01/21/00                                      20,000           20,001
   4.95%, 02/17/00                                      20,000           19,997
   5.16%, 03/08/00                                      25,000           25,002
   5.02%, 05/12/00                                      25,000           24,986
Federal National Mortgage Association
   4.82%, 01/28/00                                      25,000           24,979
   6.10%, 02/10/00                                      20,000           20,004
   5.02%, 04/26/00                                      25,000           24,911
   5.23%, 06/07/00                                      20,000           19,993
   5.90%, 12/01/00                                      11,355           11,323
   5.92%, 12/07/00                                      20,000           19,966
Student Loan Marketing Association
   4.93%, 02/08/00                                      50,000           50,000
                                                                     ----------
                                                                        311,164
                                                                     ----------
DISCOUNT NOTES -- 66.9%
Federal Home Loan Bank
   5.53%, 02/02/00                                      14,850           14,779
   5.55%, 02/04/00                                      20,000           19,896
   5.85%, 02/18/00                                      10,000            9,923
   5.69%, 02/23/00                                      12,700           12,595
   5.61%, 02/25/00                                      26,000           25,781
   5.68%, 02/25/00                                      51,620           51,178
   5.71%, 03/31/00                                       7,045            6,947
   5.76%, 04/24/00                                      25,000           24,557
   5.63%, 05/10/00                                      45,000           44,110
   5.77%, 05/17/00                                       9,000            8,807
Federal Home Loan Mortgage
 Corporation
   5.37%, 01/05/00                                      25,000           24,985
   5.31%, 01/19/00                                      24,000           23,938
   5.66%, 01/19/00                                      17,898           17,848
   5.65%, 01/20/00                                      19,080           19,024
   5.33%, 01/27/00                                      24,785           24,692
   5.34%, 01/27/00                                      20,000           19,925
   5.35%, 01/27/00                                      30,000           29,887
   5.60%, 02/01/00                                      30,000           29,858
   5.64%, 02/02/00                                      49,000           48,760
   5.61%, 02/03/00                                      13,955           13,885
   5.64%, 02/04/00                                      20,000           19,896
   5.63%, 02/07/00                                      39,000           38,781
   5.68%, 02/11/00                                       8,000            7,949
   5.69%, 02/11/00                                       3,950            3,925

                                                        Par             Value
                                                      --------       ----------
   5.70%, 02/18/00                                     $13,070       $   12,972
   5.62%, 02/24/00                                      34,511           34,228
   5.86%, 03/07/00                                      18,300           18,106
   5.59%, 03/09/00                                      39,000           38,595
   5.68%, 03/09/00                                      29,000           28,697
   5.76%, 03/09/00                                      29,555           29,238
   5.73%, 03/16/00                                      30,830           30,469
   5.73%, 03/23/00                                      10,000            9,873
   5.72%, 03/28/00                                      12,000           11,836
   5.55%, 06/13/00                                      30,000           29,280
   5.73%, 06/29/00                                      20,000           19,447
   5.70%, 07/28/00                                      40,000           38,748
Federal National Mortgage Association
   5.59%, 01/18/00                                      30,000           29,922
   5.62%, 01/18/00                                      20,625           20,571
   5.67%, 01/18/00                                      24,765           24,700
   5.48%, 01/20/00                                      18,000           17,949
   5.34%, 01/21/00                                      14,000           13,960
   5.68%, 01/21/00                                      19,000           18,941
   5.38%, 01/24/00                                      20,000           19,933
   5.39%, 01/24/00                                      15,605           15,553
   5.62%, 01/28/00                                       2,717            2,706
   5.54%, 02/02/00                                      11,687           11,631
   5.55%, 02/02/00                                      22,859           22,749
   5.63%, 02/02/00                                       2,235            2,224
   5.63%, 02/03/00                                      27,660           27,519
   5.56%, 02/07/00                                      26,400           26,251
   5.56%, 02/09/00                                       3,965            3,941
   5.66%, 02/10/00                                      21,035           20,904
   5.67%, 02/14/00                                      25,000           24,831
   5.62%, 02/15/00                                      40,000           39,724
   5.69%, 02/17/00                                      32,045           31,810
   5.66%, 02/24/00                                      40,000           39,669
   5.68%, 02/24/00                                      20,000           19,832
   5.69%, 02/24/00                                      15,210           15,082
   5.66%, 02/25/00                                      10,669           10,579
   5.75%, 03/09/00                                       8,000            7,914
   5.60%, 03/10/00                                      18,000           17,810
   5.92%, 03/16/00                                      30,000           29,635
   5.95%, 03/23/00                                      37,000           36,506
   5.73%, 04/06/00                                      26,825           26,423
   5.76%, 04/17/00                                      30,000           29,501
   5.75%, 04/20/00                                      30,025           29,512
   5.77%, 04/24/00                                      27,355           26,870
   5.76%, 04/25/00                                       2,215            2,175
   5.67%, 05/03/00                                      14,505           14,232
   5.75%, 05/03/00                                      20,000           19,618
   5.63%, 05/11/00                                      20,000           19,601

SCHWAB GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                                        Par             Value
                                                      --------       ----------
   5.78%, 05/17/00                                     $ 7,055       $    6,904
   5.35%, 05/18/00                                      23,120           22,669
   5.70%, 05/18/00                                      15,000           14,681
   5.79%, 05/25/00                                      30,000           29,320
   5.93%, 06/01/00                                       8,769            8,555
   5.91%, 06/29/00                                      22,000           21,369
   5.87%, 09/01/00                                      35,000           33,667
                                                                     ----------
                                                                      1,701,358
                                                                     ----------
TOTAL U.S. GOVERNMENT SECURITIES
 (Cost $2,012,522)                                                    2,012,522
                                                                     ----------
VARIABLE RATE OBLIGATIONS -- 2.0% (b)
Student Loan Marketing Association
   6.11%, 01/07/00                                      50,000           50,000
                                                                     ----------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $50,000)                                                          50,000
                                                                     ----------
                                                Maturity Value
                                                ---------------
REPURCHASE AGREEMENTS -- 18.6% (c)
Credit Suisse First Boston Corp.
 Tri-Party Repurchase Agreement
 Collateralized by U.S.
 Government Securities
   5.00%       Issue     12/31/99
               Due       01/03/00                     45,079             45,060
Lehman Brothers, Inc. Tri-Party
 Repurchase Agreement
 Collateralized by U.S.
 Government Securities
   5.56%       Issue     11/08/99
               Due       01/07/00                     42,898             42,504
Morgan Stanley Dean Witter & Co.
 Tri-Party Repurchase
 Agreement Collateralized by
 U.S. Government Securities
   5.68%       Issue     11/16/99
               Due       01/07/00                     51,924             51,501
   5.72%       Issue     12/13/99
               Due       01/12/00                     18,423             18,335

                                                Maturity Value          Value
                                                ---------------      ----------
Salomon Smith Barney, Inc.
 Tri-Party Repurchase
 Agreement Collateralized by
 U.S. Government Securities
   5.55%       Issue     10/04/99
               Due       01/04/00                     $35,496        $   35,000
   5.55%       Issue     10/05/99
               Due       01/06/00                     22,669             22,348
   5.58%       Issue     11/01/99
               Due       01/07/00                     39,936             39,526
   5.58%       Issue     11/04/99
               Due       01/07/00                     18,121             17,943
   5.60%       Issue     11/15/99
               Due       01/07/00                     39,290             38,968
   5.63%       Issue     11/18/99
               Due       01/07/00                     45,584             45,231
   5.70%       Issue     12/10/99
               Due       01/07/00                     35,155             35,000
   5.72%       Issue     11/17/99
               Due       01/07/00                     23,431             23,243
   5.90%       Issue     12/16/99
               Due       01/07/00                     16,058             16,000
   5.90%       Issue     12/17/99
               Due       01/07/00                     15,052             15,000
   5.90%       Issue     12/20/99
               Due       01/13/00                     29,045             28,932
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $474,591)                                                        474,591
                                                                     ----------
TOTAL INVESTMENTS -- 99.7%
 (Cost $2,537,113)                                                    2,537,113
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- 0.3%
 Other assets                                                             8,976
 Liabilities                                                               (947)
                                                                     ----------
                                                                          8,029
                                                                     ----------
TOTAL NET ASSETS-- 100.0%                                            $2,545,142
                                                                     ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB U.S. TREASURY MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1999
                                                        Par             Value
                                                      --------       ----------
U.S. GOVERNMENT SECURITIES -- 98.8%
U.S. TREASURY OBLIGATIONS -- 98.8%
U.S. Treasury Bills
   4.77%, 01/13/00                                    $  1,095       $    1,093
   4.95%, 01/13/00                                      18,945           18,914
   5.17%, 01/13/00                                       7,760            7,747
   5.18%, 01/13/00                                       9,315            9,299
   5.34%, 01/13/00                                      25,000           24,956
   5.37%, 01/13/00                                      75,000           74,867
   5.44%, 01/13/00                                      15,085           15,058
   5.46%, 01/13/00                                       6,060            6,049
   5.04%, 01/20/00                                         530              529
   5.21%, 01/20/00                                       5,520            5,505
   5.23%, 01/20/00                                     100,000           99,727
   5.25%, 01/20/00                                      52,630           52,486
   5.00%, 01/27/00                                      26,000           25,907
   5.02%, 01/27/00                                      30,780           30,670
   5.03%, 01/27/00                                      50,000           49,821
   5.15%, 02/03/00                                       3,740            3,722
   5.00%, 02/17/00                                      40,000           39,742
   5.25%, 02/24/00                                      40,135           39,823
   5.16%, 03/02/00                                       6,370            6,315
   5.15%, 03/23/00                                       8,965            8,861
   5.35%, 03/23/00                                      11,690           11,549
   5.41%, 03/23/00                                      22,000           21,732
   5.45%, 03/23/00                                      50,000           49,387
   5.19%, 03/30/00                                      10,000            9,873
   5.29%, 05/04/00                                      37,000           36,339
   5.65%, 05/18/00                                      11,230           10,992
   5.58%, 05/25/00                                      50,000           48,902
   5.69%, 06/22/00                                      50,000           48,670
U.S. Treasury Notes
   6.38%, 01/15/00                                      61,275           61,300
   5.38%, 01/31/00                                      87,360           87,371
   7.75%, 01/31/00                                      79,225           79,386
   5.88%, 02/15/00                                     261,175          261,400
   8.50%, 02/15/00                                      26,105           26,210
   5.50%, 02/29/00                                     114,830          114,885
   7.13%, 02/29/00                                     294,660          295,568
   5.50%, 03/31/00                                      50,000           50,021
   6.88%, 03/31/00                                      11,665           11,708
   5.63%, 04/30/00                                     193,715          193,764
   6.75%, 04/30/00                                     143,200          143,725
   6.38%, 05/15/00                                     171,435          171,988

                                                        Par             Value
                                                      --------       ----------
   5.50%, 05/31/00                                    $ 94,935       $   94,862
   6.25%, 05/31/00                                      78,470           78,642
   5.88%, 06/30/00                                      12,000           12,012
   5.38%, 07/31/00                                      25,000           24,992
   6.13%, 07/31/00                                      57,520           57,687
   6.00%, 08/15/00                                      14,160           14,199
   5.13%, 08/31/00                                      22,610           22,542
                                                                     ----------
TOTAL U.S. GOVERNMENT SECURITIES
 (Cost $2,560,797)                                                    2,560,797
                                                                     ----------
TOTAL INVESTMENTS -- 98.8%
 (Cost $2,560,797)                                                    2,560,797
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- 1.2%
 Other assets                                                            31,776
 Liabilities                                                               (825)
                                                                     ----------
                                                                         30,951
                                                                     ----------
TOTAL NET ASSETS-- 100.0%                                            $2,591,748
                                                                     ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
December 31, 1999

(All dollar amounts are in thousands  unless  otherwise  noted)

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below, and U.S. government coupon notes and U.S. Treasury notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) These securities can be resold to qualified institutional buyers within seven business days. Such securities are deemed liquid in accordance with procedures adopted by the Board of Trustees. At December 31, 1999, the aggregate value of such securities held by the Schwab Money Market Fund was $15,485,122, which represented 42.90% of net assets.

(b) Variable rate obligations have interest rates that vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less, represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days, represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(c) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue dates may be subject to seven day putable demand features for liquidity purposes.

(d) These securities have legal or contractual restrictions on resale. Such securities are deemed illiquid in accordance with procedures adopted by the Board of Trustees. At December 31, 1999, the aggregate value of such securities held by Schwab Money Market Fund were $810,000, which represented 2.24% of the net assets.

(e)   Security has one or more third party credit enhancements.

(f) Asset-backed securities are securities backed by underlying assets and categorized by industry.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
December 31, 1999

                                                                       Schwab         Schwab          Schwab
                                                                        Money       Government    U.S. Treasury
                                                                       Market          Money           Money
                                                                        Fund           Fund            Fund
                                                                   -------------   -------------   -------------
ASSETS
Investments, at value (Cost: $35,962,551, $2,537,113 and
 $2,560,797, respectively)                                          $35,962,551      $2,537,113      $2,560,797
Cash                                                                         --              --               3
Interest receivables                                                    148,580           8,775          31,620
Prepaid expenses                                                          1,874             201             153
                                                                    -----------      ----------      ----------
     Total assets                                                    36,113,005       2,546,089       2,592,573
                                                                    -----------      ----------      ----------
LIABILITIES
Payables:
   Dividends                                                              7,019             392             324
   Investment advisory and administration fees                            1,849             138              85
   Transfer agency and shareholder service fees                           3,092             218             217
Other liabilities                                                         2,309             199             199
                                                                    -----------      ----------      ----------
     Total liabilities                                                   14,269             947             825
                                                                    -----------      ----------      ----------
Net assets applicable to outstanding shares                         $36,098,736      $2,545,142      $2,591,748
                                                                    ===========      ==========      ==========
NET ASSETS CONSIST OF:
Paid-in capital                                                     $36,098,905      $2,546,128      $2,592,794
Accumulated net realized loss on investments sold                          (169)           (986)         (1,046)
                                                                    -----------      ----------      ----------
                                                                    $36,098,736      $2,545,142      $2,591,748
                                                                    ===========      ==========      ==========

PRICING OF SHARES
Outstanding shares, $0.00001 par value (unlimited shares
 authorized)                                                         36,099,437       2,546,231       2,592,858
Net asset value, offering and redemption price per share                  $1.00           $1.00           $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the year ended December 31, 1999

                                                                       Schwab         Schwab          Schwab
                                                                        Money        Government    U.S. Treasury
                                                                       Market          Money           Money
                                                                        Fund            Fund            Fund
                                                                     ----------     ------------    -----------
Interest income                                                      $1,696,377       $121,530        $110,447
                                                                     ----------       --------        --------
Expenses:
   Investment advisory and administration fees                          108,106          9,027           8,788
   Transfer agency and shareholder service fees                         143,775         10,571          10,291
   Custodian and portfolio accounting fees                                2,004            282             278
   Registration fees                                                      2,931             96             183
   Professional fees                                                        187             25              35
   Shareholder reports                                                    2,713             48              45
   Trustees' fees                                                            62              7              12
   Other expenses                                                           229             17              23
                                                                     ----------       --------        --------
                                                                        260,007         20,073          19,655
Less: expenses reduced (see Note 4)                                     (20,382)        (2,455)         (4,790)
                                                                     ----------       --------        --------
     Net expenses incurred by fund                                      239,625         17,618          14,865
                                                                     ----------       --------        --------
Net investment income                                                 1,456,752        103,912          95,582
Net realized gain (loss) on investments sold                                  2           (169)           (243)
                                                                     ----------       --------        --------
Increase in net assets resulting from operations                     $1,456,754       $103,743        $ 95,339
                                                                     ==========       ========        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended December 31,

                                                             Schwab                       Schwab                     Schwab
                                                        Money Market Fund         Government Money Fund    U.S. Treasury Money Fund
                                                  ----------------------------   ------------------------  -------------------------
                                                      1999           1998          1999         1998         1999          1998
                                                  -------------  ------------   -----------  -----------  -----------   -----------
Operations:
   Net investment income                          $   1,456,752  $  1,178,889   $   103,912  $   100,463  $    95,582   $   86,803
   Net realized gain (loss) on
    investments sold                                          2           (45)         (169)        (118)        (243)         (385)
                                                  -------------  ------------   -----------  -----------  -----------   -----------
   Increase in net assets
    resulting from operations                         1,456,754     1,178,844       103,743      100,345       95,339        86,418
                                                  -------------  ------------   -----------  -----------  -----------   -----------
Dividends to shareholders from
 net investment income
 (see Note 2):                                       (1,456,752)   (1,179,212)     (103,912)    (100,585)     (95,582)      (86,867)
                                                  -------------  ------------   -----------  -----------  -----------   -----------
Capital share transactions (at $1.00 per share):
     Proceeds from shares sold                      138,436,982    92,667,344     7,964,015    6,438,084    7,589,276     6,122,502
     Net asset value of shares
      issued in reinvestment
      of dividends                                    1,575,675     1,130,306       114,148       98,437      104,530        84,289
     Payments for shares
      redeemed                                     (131,353,391)  (87,779,251)   (7,740,303)  (6,310,756)  (7,232,645)   (5,840,957)
                                                  -------------  ------------   -----------  -----------  -----------   -----------
     Increase in net assets from
      capital share transactions                      8,659,266     6,018,399       337,860      225,765      461,161       365,834
                                                  -------------  ------------   -----------  -----------  -----------   -----------
Total increase in net assets                          8,659,268     6,018,031       337,691      225,525      460,918       365,385
Net assets:
   Beginning of period                               27,439,468    21,421,437     2,207,451    1,981,926    2,130,830     1,765,445
                                                  -------------  ------------   -----------  -----------  -----------   -----------
   End of period                                  $  36,098,736  $ 27,439,468   $ 2,545,142  $ 2,207,451  $ 2,591,748   $ 2,130,830
                                                  =============  ============   ===========  ===========  ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS


                                                                                      Schwab Money Market Fund
YEAR ENDED 12/31                                                     1999          1998          1997        1996          1995
PER SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                               1.00          1.00          1.00        1.00          1.00
                                                               ----------------------------------------------------------------
From investment operations:
   Net investment income                                             0.05          0.05          0.05        0.05          0.05
                                                               ----------------------------------------------------------------
   Total from investment operations                                  0.05          0.05          0.05        0.05          0.05
Less distributions:
   Dividends from net investment income                             (0.05)        (0.05)        (0.05)      (0.05)        (0.05)
                                                               ----------------------------------------------------------------
   Total distributions                                              (0.05)        (0.05)        (0.05)      (0.05)        (0.05)
                                                               ----------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                                     1.00          1.00          1.00        1.00          1.00
                                                               ----------------------------------------------------------------
Total return (%)                                                     4.64          4.99          5.04        4.91          5.41

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets                0.75         0.75          0.75         0.75          0.75
Reductions reflected in above expense ratio                          0.09          0.11          0.12        0.14          0.15
Ratio of net investment income to average net assets                 4.56          4.87          4.93        4.80          5.27
Net assets, end of period ($ X 1,000)                          36,098,736    27,439,468    21,421,437  18,083,671    14,010,387

                                                                                      Schwab Government Money Fund
YEAR ENDED 12/31                                                     1999          1998          1997        1996           1995
PER SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                               1.00          1.00          1.00        1.00           1.00
                                                               ----------------------------------------------------------------
From investment operations:
   Net investment income                                             0.04          0.05          0.05        0.05           0.05
                                                               ----------------------------------------------------------------
   Total from investment operations                                  0.04          0.05          0.05        0.05           0.05
Less distributions:
   Dividends from net investment income                             (0.04)        (0.05)        (0.05)      (0.05)         (0.05)
                                                               ----------------------------------------------------------------
   Total distributions                                              (0.04)        (0.05)        (0.05)      (0.05)         (0.05)
                                                               ----------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                                     1.00          1.00          1.00        1.00           1.00
                                                               ----------------------------------------------------------------
Total return (%)                                                     4.50          4.88          4.95        4.83           5.34

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets                0.75          0.75          0.75        0.75           0.75
Reductions reflected in above expense ratio                          0.10          0.17          0.17        0.17           0.17
Ratio of net investment income to average net assets                 4.42          4.76          4.84        4.73           5.21
Net assets, end of period ($ X 1,000)                           2,545,142     2,207,451     1,981,926   1,986,862      1,884,569

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                                 Schwab U.S. Treasury Money Fund
YEAR ENDED 12/31                                                     1999          1998          1997        1996        1995
PER SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                               1.00          1.00          1.00        1.00        1.00
                                                               ----------------------------------------------------------------
From investment operations:
   Net investment income                                             0.04          0.05          0.05        0.05        0.05
                                                               ----------------------------------------------------------------
   Total from investment operations                                  0.04          0.05          0.05        0.05        0.05
Less distributions:
   Dividends from net investment income                             (0.04)        (0.05)        (0.05)      (0.05)      (0.05)
                                                               ----------------------------------------------------------------
   Total distributions                                              (0.04)        (0.05)        (0.05)      (0.05)      (0.05)
                                                               ----------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                                     1.00          1.00          1.00        1.00        1.00
                                                               ----------------------------------------------------------------
Total return (%)                                                     4.25          4.69          4.85        4.77        5.25

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets                0.65          0.65          0.65        0.65        0.65
Reductions reflected in above expense ratio                          0.21          0.26          0.28        0.29        0.31
Ratio of net investment income to average net assets                 4.18          4.58          4.75        4.67        5.11
Net assets, end of period ($ X 1,000)                           2,591,748     2,130,830     1,765,445   1,421,672   1,193,689



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1999
(All dollar amounts are in thousands unless otherwise  noted.)

1. DESCRIPTION OF THE FUNDS

The Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund (the "funds") are series of The Charles Schwab Family of Funds (the "Trust"), an open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940 (the "Act"), as amended.

In addition to the three funds described above, the Trust also offers the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, Schwab Value Advantage Money Fund,(REGISTRATION MARK) Schwab Institutional Advantage Money Fund,(REGISTRATION MARK) Schwab Retirement Money Fund,(REGISTRATION MARK) and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the funds' custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with a fund are charged directly to that fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is each fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each fund is considered a separate entity for federal income tax purposes.

On December 31, 1999, the Schwab Money Market Fund had expired capital loss carryforwards of $209.

As of December 31, 1999, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                              Schwab     Schwab      Schwab
                                               Money   Government U.S. Treasury
                                          Market Fund  Money Fund  Money Fund
                                          -----------  ----------  ------------
Expiring in:
------------
12/31/01                                        $--       $ 53        $ 28
12/31/02                                          2         74          23
12/31/03                                        118        161          49
12/31/04                                         --        162         113
12/31/05                                         --        226         137
12/31/06                                         --        119          89
12/31/07                                         49        189         575
                                               ----       ----        ----
  Total capital loss carryforwards             $169       $984      $1,014
                                               ====       ====      ======

For federal income tax purposes, capital gains realized after October 31, may be deferred and treated as occuring on the first day of the following fiscal year. For the current fiscal year, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund have elected to defer such losses of $3 and $5, respectively.

RECLASSIFICATIONS -- Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences of $209 for the Schwab Money Market Fund were reclassified from accumulated realized capital loss to paid-in capital. These reclassifications have no effect on net assets or net asset values per share.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS -- The funds have investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, each fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such assets in excess of $1 billion to $10 billion, 0.32% on such assets in excess of $10 billion to $20 billion, and 0.30% on such assets in excess of $20 billion. Prior to April 30, 1999 the Schwab Money Market Fund paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.45% on the next $2 billion, 0.40% on the next $7 billion, 0.37% on the next $10 billion, and 0.34% on such net assets in excess of $20 billion. Prior to April 30, 1999, the Schwab Government Money Fund and Schwab Treasury Money Fund each paid an annual fee, payable monthly, of 0.46% on the first $1 billion of each fund's average daily net assets, 0.41% on the next $1 billion, and 0.40% on such assets in excess of $2 billion. The investment adviser has reduced a portion of its fee for the year ended December 31, 1999 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of each fund's average daily net assets for transfer agency services and 0.20% of such net assets for shareholder services.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the investment adviser and/or Schwab. During the year ended December 31, 1999, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Act, as amended. The funds incurred fees aggregating $81 related to the Trust's unaffiliated trustees.

INTERFUND TRANSACTIONS -- During the year ended December 31, 1999, the Schwab U.S. Treasury Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common trustees, and common officers.These transactions, made at current market value pursuant to Rule 17a-7 under the Act, as amended, aggregated $36,016 for the Schwab U.S. Treasury Money Fund.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least April 30, 2000, the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Funds' total operating expenses will not exceed 0.75%, 0.75% and 0.65%, respectively, of each fund's average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the year ended December 31, 1999, the total of such fees reduced by the investment adviser were $20,382, $2,455 and $4,790 for the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of:
Schwab Money Market Fund,
Schwab Government Money Fund, and
Schwab U.S. Treasury Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights presentfairly, in all material respects, the financial position of Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund (three of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, California
February 4, 2000

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.-Registered Trademark-

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio
Schwab Total Stock Market Index Fund-TM-

SCHWAB BOND FUNDS
Schwab YieldPlus Fund-TM-
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money funds that seek high current income consistent with stability of capital and liquidity.(1) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value
Advantage Investments.-Registered Trademark-

(1)Investments in money funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

   [LOGO]

   INVESTMENT ADVISER
   Charles Schwab Investment Management, Inc.
   101 Montgomery Street, San Francisco, CA 94104

   DISTRIBUTOR
   Charles Schwab & Co., Inc.
   101 Montgomery Street, San Francisco, CA 94104

   This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

   -C-2000 Charles Schwab & Co., Inc. All rights reserved.
   Member SIPC/NYSE.

   Printed on recycled paper. MKT3857-2 (2/00)